MassMutual Short-Duration Bond Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 80.6%
Corporate Debt — 45.4%
Agriculture — 0.7%
Imperial Brands Finance PLC
4.500% 6/30/28 (a) (b)	$750,000	$749,910
KT&G Corp.
5.000% 5/02/28 (a)	300,000	304,287
		1,054,197
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
5.303% 9/06/29	630,000	618,652
5.875% 11/07/29	390,000	391,145
General Motors Financial Co., Inc.
5.000% 7/15/27	375,000	377,295
5.800% 1/07/29	366,000	376,964
Hyundai Capital America
6.100% 9/21/28 (a)	356,000	370,091
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	815,000	777,232
		2,911,379
Banks — 7.6%
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,200,000	1,168,255
Barclays PLC
5.200% 5/12/26	440,000	441,984
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (c)	445,000	460,452
BPCE SA 1 day USD SOFR + 1.581%
5.389% VRN 5/28/31 (a) (c)	385,000	392,023
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (c)	625,000	640,350
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (c)	596,000	626,403
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (c)	390,000	394,420
Deutsche Bank AG 1 day USD SOFR + 1.210%
5.373% VRN 1/10/29 (c)	380,000	386,670
HSBC Holdings PLC
1 day USD SOFR + 1.030% 4.899% VRN 3/03/29 (c)	390,000	393,303
1 day USD SOFR + 3.350% 7.390% VRN 11/03/28 (c)	350,000	371,696
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30 (c)	445,000	456,317
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29 (c)	450,000	448,099
Lloyds Banking Group PLC 1 yr. CMT + 0.850%
5.087% VRN 11/26/28 (c)	238,000	241,127

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 1 day USD SOFR + 1.630%
5.449% VRN 7/20/29 (c)	$739,000	$760,025
NatWest Group PLC 1 yr. CMT + 1.050%
5.115% VRN 5/23/31 (c)	375,000	381,137
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (c)	700,000	699,080
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a) (c)	807,000	783,689
Synovus Bank
5.625% 2/15/28	653,000	660,076
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (c)	300,000	307,757
Truist Financial Corp. 1 day USD SOFR + 2.446%
7.161% VRN 10/30/29 (c)	415,000	448,900
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (c)	369,000	381,014
		10,842,777
Beverages — 0.3%
JDE Peet’s NV
1.375% 1/15/27 (a)	510,000	485,248
Building Materials — 0.1%
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	176,000	177,537
Chemicals — 1.1%
Celanese US Holdings LLC
6.850% STEP 11/15/28	735,000	772,320
Huntsman International LLC
4.500% 5/01/29	400,000	379,336
Yara International ASA
4.750% 6/01/28 (a)	389,000	389,783
		1,541,439
Commercial Services — 0.9%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	385,000	388,384
Triton Container International Ltd.
2.050% 4/15/26 (a)	615,000	602,279
3.150% 6/15/31 (a)	425,000	368,739
		1,359,402
Computers — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	363,000	375,717
Diversified Financial Services — 3.9%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	390,000	393,213
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (c)	375,000	394,759
Aviation Capital Group LLC
5.125% 4/10/30 (a)	585,000	590,525
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	151,000	153,818
5.750% 11/15/29 (a)	580,000	597,038

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BGC Group, Inc.
6.150% 4/02/30 (a)	$750,000	$760,428
Citadel Securities Global Holdings LLC
5.500% 6/18/30 (a)	250,000	252,970
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	200,000	202,229
6.400% 3/26/29 (a)	438,000	457,252
8.125% 3/30/29 (a)	225,000	235,346
REC Ltd.
2.250% 9/01/26 (a)	800,000	777,406
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (c) (d)	750,000	756,539
		5,571,523
Electric — 1.5%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	493,052
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	780,000	756,120
Edison International
5.250% 11/15/28	250,000	247,453
Pacific Gas & Electric Co.
5.550% 5/15/29	605,000	614,756
		2,111,381
Entertainment — 0.7%
Warnermedia Holdings, Inc.
4.054% 3/15/29	1,075,000	998,653
Food — 0.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.500% 1/15/27	380,000	369,633
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	995,000	985,298
		1,354,931
Health Care - Services — 0.6%
Centene Corp.
2.450% 7/15/28	425,000	394,670
3.000% 10/15/30	450,000	402,084
		796,754
Home Furnishing — 0.4%
LG Electronics, Inc.
5.625% 4/24/27 (a)	250,000	254,499
5.625% 4/24/29 (a)	288,000	297,342
		551,841
Housewares — 0.3%
Newell Brands, Inc.
6.375% 9/15/27	369,000	373,955
Insurance — 2.8%
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	122,000	124,016

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	$375,000	$384,460
CNO Global Funding
2.650% 1/06/29 (a)	475,000	443,674
Enstar Group Ltd.
4.950% 6/01/29	400,000	402,934
Equitable America Global Funding
4.950% 6/09/30 (a)	380,000	384,140
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	358,000	368,314
GA Global Funding Trust
5.500% 1/08/29 (a)	315,000	322,808
Global Atlantic Fin Co.
4.400% 10/15/29 (a)	475,000	461,005
Lincoln National Corp., (Acquired 4/19/23, Cost $731,429),
3.800% 3/01/28 (d) (e)	825,000	811,647
Mercury General Corp.
4.400% 3/15/27	375,000	371,853
		4,074,851
Internet — 0.9%
Prosus NV
3.257% 1/19/27 (a)	1,250,000	1,223,732
Investment Companies — 6.4%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	465,407
3.950% 7/15/26 (a)	880,000	865,635
ARES Capital Corp.
2.875% 6/15/28	475,000	447,608
5.950% 7/15/29	430,000	439,965
ARES Strategic Income Fund
6.350% 8/15/29	770,000	789,426
Blackstone Private Credit Fund
2.625% 12/15/26	813,000	785,505
Blackstone Secured Lending Fund
2.750% 9/16/26	525,000	511,179
5.300% 6/30/30	400,000	396,338
Blue Owl Capital Corp.
8.450% 11/15/26	375,000	389,575
Blue Owl Credit Income Corp.
4.700% 2/08/27	783,000	778,029
Blue Owl Technology Finance Corp.
6.750% 4/04/29	881,000	898,475
Golub Capital BDC, Inc.
2.500% 8/24/26 (d)	1,115,000	1,085,080
HPS Corporate Lending Fund
6.250% 9/30/29	425,000	433,270
6.750% 1/30/29	522,000	539,073
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	400,000	387,572
		9,212,137
Lodging — 0.5%
Las Vegas Sands Corp.
6.000% 8/15/29	735,000	755,434

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery - Diversified — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28	$385,000	$396,736
Media — 0.7%
News Corp.
3.875% 5/15/29 (a)	575,000	550,126
Paramount Global
7.875% 7/30/30	475,000	526,249
		1,076,375
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	420,000	422,940
Oil & Gas — 3.5%
Continental Resources, Inc.
5.750% 1/15/31 (a)	325,000	328,115
Helmerich & Payne, Inc.
4.850% 12/01/29 (a) (d)	760,000	724,691
Occidental Petroleum Corp.
5.200% 8/01/29	425,000	426,367
Ovintiv, Inc.
7.200% 11/01/31	350,000	378,150
8.125% 9/15/30	325,000	368,990
Parkland Corp.
5.875% 7/15/27 (a)	455,000	455,269
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,220,000	1,181,323
Santos Finance Ltd.
3.649% 4/29/31 (a)	425,000	395,641
Woodside Finance Ltd.
5.400% 5/19/30	750,000	760,676
		5,019,222
Pharmaceuticals — 1.6%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	375,000	371,508
Hikma Finance USA LLC
3.250% 7/09/25 (a)	1,150,000	1,149,821
Mylan, Inc.
4.550% 4/15/28	570,000	565,258
Viatris, Inc.
2.300% 6/22/27	219,000	208,680
		2,295,267
Pipelines — 0.7%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	385,000	389,693
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	397,661
Targa Resources Corp.
4.900% 9/15/30	230,000	231,942
		1,019,296

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 3.8%
EPR Properties
3.750% 8/15/29	$175,000	$166,628
4.500% 6/01/27	600,000	596,929
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	1,074,403
Highwoods Realty LP
4.200% 4/15/29	400,000	388,995
Omega Healthcare Investors, Inc.
5.200% 7/01/30	775,000	779,350
Piedmont Operating Partnership LP
9.250% 7/20/28	800,000	891,071
Store Capital LLC
2.750% 11/18/30	300,000	264,376
4.500% 3/15/28	925,000	915,682
Vornado Realty LP
2.150% 6/01/26	403,000	391,463
		5,468,897
Retail — 0.5%
Advance Auto Parts, Inc.
1.750% 10/01/27	475,000	443,434
5.900% 3/09/26	343,000	342,931
		786,365
Semiconductors — 1.0%
Broadcom, Inc.
5.050% 4/15/30	380,000	389,268
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	770,000	789,786
SK Hynix, Inc.
5.500% 1/16/27 (a)	300,000	303,772
		1,482,826
Software — 0.4%
AppLovin Corp.
5.125% 12/01/29	515,000	521,703
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	966,000	934,085
TOTAL CORPORATE DEBT (Cost $64,502,438)		65,196,600
Non-U.S. Government Agency Obligations — 35.2%
Automobile Asset-Backed Securities — 3.2%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class C
6.022% 5/17/32 (a)	492,576	497,729
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	509,303
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.480% 10/15/27 (a)	429,306	424,150
LAD Auto Receivables Trust, Series 2023-3A, Class C
6.430% 12/15/28 (a)	1,000,000	1,025,083

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Onemain Direct Auto Receivables Trust, Series 2021-1A, Class A
0.870% 7/14/28 (a)	$452,709	$449,428
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	400,000	405,184
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	600,000	598,673
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	700,000	701,190
		4,610,740
Commercial Mortgage-Backed Securities — 2.3%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (c) (f)	1,015,000	605,917
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.627% FRN 1/15/36 (a) (c)	2,106,000	1,995,964
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.177% FRN 1/15/36 (a) (c)	760,000	713,129
		3,315,010
Credit Card Asset-Backed Securities — 1.1%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1
6.050% 7/15/27 (a)	1,000,000	1,007,656
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	500,000	501,524
		1,509,180
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.062% FRN 10/25/34 (c)	32,998	31,358
Other Asset-Backed Securities — 19.1%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.626% FRN 9/15/41 (a) (c)	23,453	23,304
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
6.081% FRN 10/20/31 (a) (c)	2,352,000	2,355,817
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	1,000,000	1,000,741
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	500,000	499,646
Series 2024-X2, Class B, 5.330% 12/17/29 (a)	700,000	701,740
Series 2024-X1, Class B, 6.340% 5/15/29 (a)	500,000	500,751
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.770% FRN 10/18/31 (a) (c)	500,000	500,152
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
6.081% FRN 10/20/31 (a) (c)	3,700,000	3,702,930
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,534,522
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	359,809	353,231

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.856% FRN 10/15/31 (a) (c)	$1,000,000	$1,000,422
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	587,653
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	576,244
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	749,542	733,083
Equify ABS LLC, Series 2024-1A, Class A
5.430% 4/18/33 (a)	514,581	514,823
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
5.702% FRN 5/20/36 (a) (c)	1,000,000	1,001,398
Goodgreen Trust, Series 2019-2A, Class A
2.760% 4/15/55 (a)	1,659,257	1,426,892
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	419,708	425,902
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	443,092	391,378
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	87,082	77,626
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	211,068	194,113
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	136,582	128,390
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	70,754	64,579
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	566,718	526,949
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	340,301	333,105
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	446,154	415,545
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	68,286	65,677
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
5.943% FRN 7/25/30 (a) (c)	1,375,000	1,375,528
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (a)	958,632	937,580
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	500,000	500,951
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	383,838	383,831
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.606% FRN 7/15/37 (a) (c)	1,000,000	1,002,250
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.950% FRN 4/18/33 (a) (c)	750,000	750,134
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.526% FRN 10/15/35 (a) (c)	750,000	750,371
		27,337,258
Student Loans Asset-Backed Securities — 4.9%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482%
4.822% FRN 3/28/68 (c)	265,299	242,421
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
6.084% FRN 11/26/46 (a) (c)	241,460	241,662

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	$219,039	$196,703
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	81,851
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	70,451
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	33,845
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	139,681
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,168,696
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	535,102	531,338
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
5.884% FRN 2/25/67 (a) (c)	1,000,000	946,271
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 4.805% FRN 7/25/55 (c)	343,977	323,408
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.835% FRN 10/25/40 (c)	388,896	367,920
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 4.875% FRN 10/25/40 (c)	367,924	338,936
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.935% FRN 1/25/55 (c)	248,624	237,490
Series 2004-1, Class B, 90 day USD SOFR Average + 0.762% 5.125% FRN 7/25/39 (c)	221,659	211,198
Series 2003-4, Class B, 90 day USD SOFR Average + 0.912% 5.255% FRN 6/15/38 (c)	140,891	133,251
SMB Private Education Loan Trust, Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650%
5.954% FRN 9/15/53 (a) (c)	772,220	782,645
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	811,732
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562%
4.925% FRN 10/25/40 (c)	210,373	181,874
		7,041,373
Whole Loan Collateral Collateralized Mortgage Obligations — 4.6%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.538% VRN 8/25/34 (c) (f)	3,820	3,801
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	714,488	711,466
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	714,488	712,011
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
6.225% VRN 2/25/34 (c) (f)	22,949	21,961
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (c) (f)	1,222,000	986,551
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (c) (f)	2,247,000	1,738,613
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c) (f)	2,129,000	2,023,669
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (c) (f)	444,245	443,750
		6,641,822
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,811,745)		50,486,741

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (g) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp.
Pool #1Q0239 1 yr. CMT + 2.145% 6.451% FRN 3/01/37 (c)	$37,457	$38,244
TOTAL BONDS & NOTES (Cost $117,352,354)		115,721,585
TOTAL LONG-TERM INVESTMENTS (Cost $117,352,354)		115,721,585
Short-Term Investments — 21.7%
Commercial Paper — 20.2%
American Honda Finance Corp.
4.841% 8/18/25	4,000,000	3,974,716
Amrize Finance US LLC
4.730% 7/07/25 (a)	2,000,000	1,998,146
4.734% 7/14/25 (a)	5,000,000	4,990,735
DTE Electric Co.
4.546% 7/21/25	2,000,000	1,994,794
Eversource Energy
4.819% 7/09/25 (a)	3,000,000	2,996,527
Genuine Parts Co.
4.702% 7/25/25 (a)	1,000,000	996,780
Marriott International, Inc.
4.604% 8/19/25 (a)	3,000,000	2,980,834
Phillips 66
4.713% 7/07/25 (a)	3,000,000	2,997,305
Southern Power Co.
4.569% 7/07/25 (a)	3,000,000	2,997,328
VW Credit, Inc.
4.823% 8/04/25 (a)	3,000,000	2,986,588
		28,913,753
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (h)	735,080	735,080
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (i)	$1,437,875	1,437,875
TOTAL SHORT-TERM INVESTMENTS (Cost $31,090,282)		31,086,708
TOTAL INVESTMENTS — 102.3% (Cost $148,442,636) (j)		146,808,293
Other Assets/(Liabilities) — (2.3)%		(3,353,178)
NET ASSETS — 100.0%		$143,455,115

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $97,765,926 or 68.15% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $2,366,944 or 1.65% of net assets. The Fund received $1,699,234 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $811,647 or 0.57% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(i)	Maturity value of $1,437,985. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $1,466,796.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/25	415	$86,020,022	$309,705
Short
U.S. Treasury Note 10 Year	9/19/25	18	$(1,982,050)	$(36,200)
U.S. Treasury Note 5 Year	9/30/25	265	(28,527,689)	(357,311)
				$(393,511)

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 87.9%
Non-U.S. Government Agency Obligations — 63.1%
Automobile Asset-Backed Securities — 25.2%
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	$3,000,000	$3,003,060
Series 2024-3, Class B, 5.660% 8/14/28 (a)	1,000,000	1,004,771
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,800,000	2,832,102
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.020% 2/20/27 (a)	3,300,000	3,259,218
Series 2020-1A, Class B, 2.680% 8/20/26 (a)	833,333	831,367
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	940,786	944,604
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	587,569	562,673
CPS Auto Receivables Trust
Series 2021-C, Class E, 3.210% 9/15/28 (a)	3,000,000	2,966,373
Series 2024-A, Class B, 5.650% 5/15/28 (a)	2,500,000	2,505,878
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	1,200,000	1,201,650
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,446,123	1,424,688
Series 2021-3A, Class D, 1.550% 6/15/27	2,175,663	2,138,437
Series 2021-4A, Class D, 1.960% 1/17/28	1,201,377	1,187,207
Series 2022-2A, Class D, 4.560% 7/17/28	1,000,000	995,092
Series 2025-3A, Class A2, 4.830% 1/18/28	1,000,000	1,000,542
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2
4.830% 10/16/28	1,000,000	999,674
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	1,200,000	1,201,532
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	1,127,869	1,122,639
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	2,146,529	2,120,748
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	1,500,000	1,496,330
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	1,270,000	1,286,712
Octane Receivables Trust, Series 2022-2A, Class C
6.290% 7/20/28 (a)	2,365,000	2,388,435
Onemain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.870% 7/14/28 (a)	679,063	674,141
Series 2022-1A, Class C, 5.310% 6/14/29 (a)	1,100,000	1,098,930
OSCAR US Funding XII LLC, Series 2021-1A, Class A4
1.000% 4/10/28 (a)	1,396,278	1,376,871
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	595,268	593,808
SBNA Auto Receivables Trust, Series 2025-SF1, Class B
5.120% 3/17/31 (a)	1,000,000	1,000,109
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	3,140,000	3,159,535
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a)	2,629,062	2,631,214
Series 2025-2A, Class A, 5.120% 1/16/29 (a)	3,000,000	3,003,273

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VStrong Auto Receivables Trust, Series 2024-A, Class A3
5.620% 12/15/28 (a)	$2,273,000	$2,285,372
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	3,000,000	3,005,099
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	221,582	221,763
		55,523,847
Commercial Mortgage-Backed Securities — 3.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
6.109% FRN 7/15/35 (a) (b)	1,150,000	1,149,555
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,258,706
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.677% FRN 7/15/38 (a) (b)	1,115,046	1,116,441
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.127% FRN 7/15/38 (a) (b)	1,543,910	1,543,909
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
6.628% FRN 2/15/39 (a) (b)	900,000	886,416
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
6.654% FRN 5/25/38 (a) (b)	394,738	394,738
		7,349,765
Home Equity Asset-Backed Securities — 1.1%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
5.049% FRN 4/25/36 (b)	634,511	626,857
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.694% FRN 3/25/37 (b)	151,770	150,045
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,556,276	1,559,164
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284%
4.604% FRN 1/25/37 (b)	15,282	15,243
		2,351,309
Other Asset-Backed Securities — 22.6%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.626% FRN 9/15/41 (a) (b)	25,212	25,052
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	646,914	652,612
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	5,883	5,873
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	2,770,089	2,770,661
Series 2024-X2, Class A, 5.220% 12/17/29 (a)	461,787	461,757
Series 2024-A, Class 1A, 5.610% 2/15/29 (a)	1,000,000	1,004,873
Series 2024-X1, Class B, 6.340% 5/15/29 (a)	500,000	500,751
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	64,887	64,965
Series 2023-B, Class D, 8.780% 9/15/28 (a)	2,800,000	2,827,065
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	2,039,929	2,059,197

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	$1,149,468	$1,158,935
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	806,745	792,590
Series 2023-A, Class A, 5.550% 4/17/36 (a)	854,970	855,343
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	1,500,000	1,467,225
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	736,650	736,422
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	1,337,342	1,243,446
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	1,180,937	1,194,258
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	601,823	603,409
Marlette Funding Trust, Series 2022-3A, Class C
6.890% 11/15/32 (a)	1,852,225	1,858,004
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	202,514	199,629
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	71,902	70,495
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,927,460	3,822,511
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,219,055	2,170,323
Oportun Funding Trust
Series 2025-1, Class A, 4.960% 8/16/32 (a)	2,783,222	2,777,871
Series 2024-3, Class A, 5.260% 8/15/29 (a)	2,320,792	2,321,525
Oportun Issuance Trust, Series 2024-2, Class A
5.860% 2/09/32 (a)	1,355,323	1,356,629
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	1,376,903	1,384,564
Series 2024-8, Class A, 5.331% 1/15/32 (a)	1,847,949	1,850,602
Series 2024-5, Class A, 6.278% 10/15/31 (a)	813,666	818,529
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	4,489,828	4,510,880
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	450,137	450,130
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	1,886,750	1,891,876
Reach ABS Trust
Series 2024-1A, Class A, 6.300% 2/18/31 (a)	240,747	241,496
Series 2023-1A, Class B, 7.330% 2/18/31 (a)	643,149	646,532
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.800% 2/27/34 (a)	2,351,188	2,355,892
Series 2025-2, Class A, 4.820% 6/25/34 (a)	1,300,000	1,301,752
Verdant Receivables LLC, Series 2025-1A, Class A2
4.850% 3/13/28 (a)	1,300,000	1,302,411
		49,756,085
Student Loans Asset-Backed Securities — 4.7%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	106,850	82,325
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,768
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 5.334% FRN 1/25/47 (a) (b)	100,039	96,263
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
4.974% FRN 6/28/39 (a) (b)	142,407	126,818

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	$8,160	$8,108
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	3,041,173	2,770,077
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	589,726	550,616
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264%
5.570% FRN 3/25/66 (a) (b)	916,894	904,359
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 4.774% FRN 3/23/37 (b)	523,365	507,866
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.853% FRN 6/25/41 (b)	112,706	101,646
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 4.975% FRN 10/25/40 (b)	545,845	540,183
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.920% FRN 6/25/41 (a) (b)	295,000	288,109
SLC Student Loan Trust, Series 2006-2, Class B, 90 day USD SOFR Average + 0.492%
4.835% FRN 12/15/39 (b)	144,136	127,711
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 4.825% FRN 1/25/70 (b)	97,542	91,835
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.835% FRN 10/25/40 (b)	200,789	189,959
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 4.845% FRN 1/25/41 (b)	179,172	166,843
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.935% FRN 1/25/55 (b)	149,174	142,494
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.095% FRN 10/25/64 (b)	93,915	88,451
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.296% FRN 7/15/36 (a) (b)	348,725	348,196
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,927,468	2,919,529
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	257,944	253,787
		10,313,943
Whole Loan Collateral Collateralized Mortgage Obligations — 6.2%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (b) (c)	1,754,398	1,674,535
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (b) (c)	298,277	288,317
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.370% FRN 8/25/49 (a) (b)	554,894	526,753
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b) (c)	6,433,782	5,883,006
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b) (c)	221,605	211,107
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
4.594% FRN 11/25/36 (b)	67,898	68,652
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b) (c)	507,976	421,079
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.384% FRN 2/25/60 (a) (b)	201,377	199,025

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b) (c)	$610,127	$536,420
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (c)	2,022,829	1,910,947
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b) (c)	1,000,000	882,820
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (c)	375,443	369,495
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (b) (c)	708,229	614,144
		13,586,300
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $139,879,989)		138,881,249
U.S. Government Agency Obligations and Instrumentalities (d) — 4.1%
Whole Loans — 4.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.155% FRN 11/25/41 (a) (b)	616,530	615,930
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.605% FRN 2/25/42 (a) (b)	1,038,079	1,040,937
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 6.120% FRN 1/25/50 (a) (b)	44,126	44,163
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.255% FRN 6/25/42 (a) (b)	1,562,335	1,596,295
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.205% FRN 4/25/42 (a) (b)	279,531	280,769
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.206% FRN 6/25/43 (a) (b)	790,861	798,778
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.805% FRN 4/25/43 (a) (b)	1,561,546	1,585,115
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.256% FRN 6/25/42 (a) (b)	2,917,043	2,993,348
		8,955,335
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $8,901,748)		8,955,335
U.S. Treasury Obligations — 20.7%
U.S. Treasury Bonds & Notes — 20.7%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	800,820	435,855
0.125% 2/15/52	1,037,043	553,225
0.250% 2/15/50	748,584	434,501
0.625% 2/15/43	209,274	155,489
0.750% 2/15/42	993,685	771,407
0.750% 2/15/45	1,280,421	934,401
0.875% 2/15/47	797,280	577,410
1.000% 2/15/46	676,870	512,688
1.000% 2/15/48	455,266	334,661
1.000% 2/15/49	516,258	374,370
1.375% 2/15/44	688,155	577,615
1.500% 2/15/53	755,356	597,934
1.750% 1/15/28	1,224,888	1,240,504

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.125% 2/15/40	$519,418	$512,636
2.125% 2/15/41	673,776	659,369
2.125% 2/15/54	522,575	477,897
2.500% 1/15/29	971,100	1,010,376
3.375% 4/15/32	361,422	402,287
3.875% 4/15/29	487,798	532,533
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	2,368,768	2,235,400
0.125% 7/15/31	2,154,204	1,982,270
0.250% 7/15/29	1,504,788	1,445,005
0.500% 1/15/28	1,950,585	1,914,281
0.625% 7/15/32	2,649,576	2,471,325
0.750% 7/15/28 (e)	1,558,977	1,539,951
0.875% 1/15/29	762,198	750,343
1.125% 1/15/33	2,584,392	2,469,478
1.250% 4/15/28	2,138,780	2,134,755
1.375% 7/15/33	2,925,536	2,840,937
1.625% 10/15/29	4,128,611	4,179,580
1.625% 4/15/30	2,519,100	2,536,084
1.750% 1/15/34	1,773,950	1,758,419
1.875% 7/15/34	817,792	818,419
2.125% 4/15/29	2,125,912	2,183,131
2.375% 10/15/28	3,036,996	3,150,207
		45,504,743
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,740,795)		45,504,743
TOTAL BONDS & NOTES (Cost $196,522,532)		193,341,327
TOTAL LONG-TERM INVESTMENTS (Cost $196,522,532)		193,341,327
Short-Term Investments — 11.7%
Commercial Paper — 6.8%
eBay, Inc.
4.695% 7/22/25 (a)	5,000,000	4,985,849
J.M. Smucker Co.
4.703% 7/08/25 (a)	5,000,000	4,994,907
WPP CP LLC
4.728% 7/22/25 (a)	5,000,000	4,985,867
		14,966,623
Repurchase Agreement — 4.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (f)	10,838,706	10,838,706
TOTAL SHORT-TERM INVESTMENTS (Cost $25,807,372)		25,805,329

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 99.6% (Cost $222,329,904) (g)		$219,146,656
Other Assets/(Liabilities) — 0.4%		791,541
NET ASSETS — 100.0%		$219,938,197

Abbreviation Legend
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $149,881,651 or 68.15% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $10,839,534. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $11,055,647.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/19/25	19	$2,123,015	$48,032
U.S. Treasury Ultra Bond	9/19/25	4	456,257	20,243
				$68,275
Short
U.S. Treasury Long Bond	9/19/25	1	$(111,316)	$(4,153)
U.S. Treasury Note 2 Year	9/30/25	215	(44,552,875)	(172,164)
U.S. Treasury Note 5 Year	9/30/25	20	(2,160,562)	(19,438)
				$(195,755)

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000	$19,626	$—	$19,626
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	36,501	—	36,501
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000	93,857	—	93,857
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	9,100,000	43,734	—	43,734
							$193,718	$—	$193,718

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 20.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/31/25	USD	48,205,406	$1,711,383	$—	$1,711,383
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	12/01/25	USD	66,009,399	862,809	—	862,809
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/29/25	USD	14,305,886	160,902	—	160,902
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	10/31/25	USD	33,000,000	119,189	—	119,189
								$2,854,283	$—	$2,854,283

Currency Legend
USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 97.7%
Corporate Debt — 39.5%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,397,326
Agriculture — 0.2%
Imperial Brands Finance PLC
5.625% 7/01/35 (a) (b)	1,532,000	1,537,199
Airlines — 0.1%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	214,934	212,271
Series 2024-1, Class AA, 5.450% 8/15/38	845,577	853,373
		1,065,644
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
4.125% 8/17/27	800,000	781,999
5.303% 9/06/29	1,535,000	1,507,351
General Motors Co.
5.150% 4/01/38	1,295,000	1,205,005
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a)	2,025,000	1,996,412
		5,490,767
Banks — 8.1%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (c)	2,235,000	1,893,827
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (c)	3,300,000	3,019,810
Bank of Montreal, (Acquired 1/29/25, Cost $1,191,927), 5 yr. CMT + 1.400%
3.088% VRN 1/10/37 (c) (d)	1,425,000	1,230,626
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	1,856,000	1,869,710
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (c) (e)	1,500,000	1,500,572
5 yr. CMT + 5.431% 8.000% VRN (c) (e)	2,648,000	2,777,559
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (c) (e)	2,775,000	2,695,313
5 yr. CMT + 3.134% 7.450% VRN (a) (c) (e)	1,155,000	1,161,930
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (c)	1,830,000	1,586,254
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (c) (e)	2,110,000	2,125,538
10 yr. CMT + 2.757% 7.000% VRN (c) (e) (f)	1,904,000	2,001,420
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (a) (c) (e)	1,000,000	983,750
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (c) (e)	1,976,000	2,039,209

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Holdings PLC
1 day USD SOFR + 1.560% 5.450% VRN 3/03/36 (c)	$1,990,000	$2,000,969
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32 (c)	1,210,000	1,257,941
5 yr. CMT + 3.298% 6.875% VRN (c) (e)	2,069,000	2,093,791
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (c) (e)	3,300,000	3,065,958
5 yr. CMT + 3.506% 4.875% VRN (a) (c) (e)	542,000	508,141
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (c) (e)	1,992,000	2,057,286
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (c) (e)	1,775,000	1,779,766
5 yr. CMT + 3.913% 8.000% VRN (c) (e) (f)	2,050,000	2,161,938
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (c)	2,900,000	2,572,897
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (c)	3,010,000	2,557,703
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (c)	2,435,000	2,425,954
NatWest Group PLC
5 yr. CMT + 5.625% 6.000% VRN (c) (e)	1,950,000	1,946,797
5 yr. CMT + 2.937% 7.300% VRN (c) (e)	2,375,000	2,361,484
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (c) (e) (f)	3,302,000	3,216,280
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (c)	1,860,000	1,861,376
Synovus Bank
5.625% 2/15/28	1,925,000	1,945,859
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (c)	2,597,000	2,712,325
UBS Group AG 5 yr. USD SOFR ICE Swap + 3.077%,
7.000% VRN (a) (c) (e)	873,000	868,444
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (c) (e)	1,695,000	1,781,123
		64,061,550
Beverages — 0.1%
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	697,000	674,139
Building Materials — 0.1%
JH North America Holdings, Inc.
6.125% 7/31/32 (a)	948,000	963,741
Chemicals — 0.7%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,635,000	2,768,795
Dow Chemical Co.
5.600% 2/15/54	1,121,000	1,020,344
Huntsman International LLC
2.950% 6/15/31	1,750,000	1,472,965
		5,262,104
Commercial Services — 0.1%
Triton Container International Ltd.
3.150% 6/15/31 (a)	1,150,000	997,765

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (c)	$1,100,000	$1,101,752
5 yr. CMT + 2.720% 6.950% VRN 3/10/55 (c)	364,000	378,265
Ally Financial, Inc.
1 day USD SOFR Index + 1.730% 5.543% VRN 1/17/31 (c)	401,000	406,635
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29 (c)	1,150,000	1,210,596
Apollo Global Management, Inc.
5.800% 5/21/54	1,949,000	1,924,803
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (c)	2,335,000	2,280,686
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	757,000	771,127
5.750% 11/15/29 (a)	2,060,000	2,120,514
BGC Group, Inc.
6.150% 4/02/30 (a)	1,275,000	1,292,728
6.600% 6/10/29	2,645,000	2,741,316
Blue Owl Finance LLC
3.125% 6/10/31	2,400,000	2,131,084
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c) (e)	2,820,000	2,777,649
Citadel Securities Global Holdings LLC
5.500% 6/18/30 (a)	316,000	319,754
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	1,000,000	1,011,143
8.125% 3/30/29 (a)	1,525,000	1,595,119
		22,063,171
Electric — 1.4%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (c)	2,598,000	2,674,900
Edison International
5.250% 11/15/28	1,325,000	1,311,503
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	1,865,000	1,787,005
Pacific Gas & Electric Co.
5.550% 5/15/29	1,175,000	1,193,947
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (c)	2,163,000	2,079,830
5 yr. CMT + 4.550% 4.875% VRN (c) (e)	1,690,000	1,683,033
		10,730,218
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,812,000	1,347,675
5.141% 3/15/52	192,000	118,560
		1,466,235
Food — 0.3%
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	2,735,000	2,357,644
Gas — 0.3%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	2,190,000	2,447,728
Health Care - Services — 0.8%
Centene Corp.
3.000% 10/15/30	2,445,000	2,184,659

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc.
5.900% 6/01/53	$1,615,000	$1,559,369
Humana, Inc.
5.750% 4/15/54	2,055,000	1,914,268
UnitedHealth Group, Inc.
5.750% 7/15/64	1,021,000	993,047
		6,651,343
Insurance — 8.3%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c) (e)	3,800,000	3,735,996
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.526% VRN 8/15/53 (c)	2,220,000	2,219,180
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,859,705
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (c)	893,000	921,408
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	628,000	638,379
Athene Global Funding
2.673% 6/07/31 (a)	2,635,000	2,313,391
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c)	2,270,000	2,234,589
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	2,450,000	2,346,635
CNO Financial Group, Inc.
6.450% 6/15/34	2,113,000	2,215,979
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	4,384,000	4,522,497
Enstar Finance LLC
5 yr. CMT + 4.006% 5.500% VRN 1/15/42 (c)	3,219,000	3,166,361
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (c)	2,040,000	2,037,498
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,380,000	1,351,710
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.794% FRN 1/08/42 (a) (c)	6,000,000	5,999,344
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,925,000	1,980,458
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	3,660,000	3,592,857
6.750% 3/15/54 (a)	2,379,000	2,437,197
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (c)	596,000	620,482
Kemper Corp.
3.800% 2/23/32	1,440,000	1,308,615
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	3,245,000	3,159,977
MetLife Capital Trust IV
8.252% 12/15/67 (a)	1,520,000	1,666,297
Omnis Funding Trust
6.722% 5/15/55 (a)	1,945,000	2,015,555
Pine Street Trust III
6.223% 5/15/54 (a)	2,255,000	2,226,150
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	90,000	86,193
6.875% 4/15/34 (a)	3,556,000	3,807,345
Selective Insurance Group, Inc.
5.900% 4/15/35	2,739,000	2,800,206
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,079,579

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500%
6.794% FRN 1/08/29 (a) (c)	$3,276,000	$3,331,364
		65,674,947
Internet — 0.3%
Expedia Group, Inc.
5.400% 2/15/35	1,997,000	2,010,765
Investment Companies — 2.7%
Antares Holdings LP
3.950% 7/15/26 (a)	2,425,000	2,385,413
6.500% 2/08/29 (a)	2,650,000	2,684,858
ARES Capital Corp.
5.875% 3/01/29	1,572,000	1,602,902
ARES Strategic Income Fund
5.450% 9/09/28 (a)	1,367,000	1,367,671
6.350% 8/15/29	2,661,000	2,728,133
Blackstone Secured Lending Fund
2.750% 9/16/26 (f)	1,950,000	1,898,664
Blue Owl Credit Income Corp.
5.800% 3/15/30	2,720,000	2,724,433
Blue Owl Technology Finance Corp.
6.750% 4/04/29	2,083,000	2,124,316
Golub Capital BDC, Inc.
6.000% 7/15/29	1,961,000	1,987,627
HPS Corporate Lending Fund
6.250% 9/30/29	1,815,000	1,850,318
		21,354,335
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	1,925,000	1,907,369
News Corp.
3.875% 5/15/29 (a)	825,000	789,311
5.125% 2/15/32 (a)	2,800,000	2,740,075
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62 (c)	1,337,000	1,313,650
6.875% 4/30/36	1,760,000	1,802,349
		8,552,754
Oil & Gas — 3.2%
BP Capital Markets PLC
5 yr. CMT + 1.924% 6.125% VRN (c) (e)	2,205,000	2,201,370
5 yr. CMT + 2.153% 6.450% VRN (c) (e) (f)	1,150,000	1,175,598
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,925,000	1,943,449
Expand Energy Corp.
5.700% 1/15/35	1,334,000	1,353,021
Helmerich & Payne, Inc.
5.500% 12/01/34 (a) (f)	4,060,000	3,701,423
Occidental Petroleum Corp.
5.375% 1/01/32	1,250,000	1,239,714
6.050% 10/01/54	2,221,000	2,034,901
Ovintiv, Inc.
6.500% 8/15/34	885,000	918,472

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 2/01/38	$1,380,000	$1,393,126
7.100% 7/15/53	1,709,000	1,770,997
Patterson-UTI Energy, Inc.
7.150% 10/01/33 (f)	1,825,000	1,868,756
Petroleos Mexicanos
5.350% 2/12/28	845,000	811,404
6.375% 1/23/45	585,000	414,369
6.500% 3/13/27	295,000	292,951
6.625% 6/15/38	202,000	157,893
Santos Finance Ltd.
6.875% 9/19/33 (a)	1,825,000	1,992,677
Woodside Finance Ltd.
5.700% 5/19/32	1,980,000	2,015,889
		25,286,010
Oil & Gas Services — 0.3%
NOV, Inc.
3.950% 12/01/42	2,603,000	1,937,402
Pharmaceuticals — 1.0%
CVS Health Corp.
5.050% 3/25/48	1,650,000	1,424,689
5.875% 6/01/53	675,000	644,946
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (c)	2,645,000	2,728,080
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,311,601	1,324,112
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,115,000	1,715,778
		7,837,605
Pipelines — 1.6%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (c)	1,099,000	1,130,673
Energy Transfer LP
5.950% 5/15/54	1,041,000	990,301
5 yr. CMT + 5.306% 7.125% VRN (c) (e)	1,585,000	1,614,582
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77 (c)	2,000,000	1,978,833
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78 (c) (f)	1,206,000	1,186,221
ONEOK, Inc.
5.450% 6/01/47 (g)	2,215,000	1,965,632
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.698% VRN (c) (e)	2,590,000	2,595,475
Western Midstream Operating LP
5.450% 11/15/34	1,380,000	1,352,952
		12,814,669
Private Equity — 0.4%
Brookfield Finance, Inc.
5.968% 3/04/54	1,386,000	1,383,206
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	2,442,000	1,566,117
		2,949,323

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 2.1%
Broadstone Net Lease LLC
2.600% 9/15/31	$2,141,000	$1,817,723
EPR Properties
3.600% 11/15/31	880,000	799,352
3.750% 8/15/29	1,650,000	1,571,068
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,580,000	3,418,989
Piedmont Operating Partnership LP
6.875% 7/15/29	1,325,000	1,395,596
9.250% 7/20/28 (f)	2,272,000	2,530,643
Service Properties Trust
4.950% 10/01/29 (f)	1,320,000	1,151,823
Store Capital LLC
4.625% 3/15/29	3,940,000	3,874,628
		16,559,822
Semiconductors — 0.5%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	2,297,000	2,376,506
Intel Corp.
5.600% 2/21/54	1,455,000	1,334,820
		3,711,326
Software — 0.8%
AppLovin Corp.
5.375% 12/01/31	2,080,000	2,116,554
Electronic Arts, Inc.
2.950% 2/15/51	1,680,000	1,049,082
Microsoft Corp.
2.921% 3/17/52	2,307,000	1,529,873
Oracle Corp.
5.375% 9/27/54	2,075,000	1,896,833
		6,592,342
Telecommunications — 0.4%
AT&T, Inc.
3.550% 9/15/55	2,343,000	1,580,934
T-Mobile USA, Inc.
6.000% 6/15/54	1,477,000	1,503,529
		3,084,463
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	2,352,000	2,274,295
3.375% 1/20/27 (f)	3,080,000	2,982,743
		5,257,038
TOTAL CORPORATE DEBT (Cost $314,329,105)		310,789,375

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 21.2%
Automobile Asset-Backed Securities — 1.7%
Exeter Automobile Receivables Trust, Series 2024-5A, Class C
4.640% 1/15/30	$2,000,000	$1,998,462
Hyundai Auto Receivables Trust, Series 2024-C, Class C
4.860% 2/17/32	3,000,000	2,999,098
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.930% 3/15/30 (a)	3,000,000	2,994,283
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	1,367,287	1,383,741
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class C
4.980% 10/20/32 (a)	3,700,000	3,699,450
		13,075,034
Commercial Mortgage-Backed Securities — 6.3%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (c) (h)	3,165,000	1,902,565
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (c) (h)	3,150,000	2,501,618
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (c) (h)	4,800,000	3,570,678
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (c) (h)	3,100,000	2,049,854
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (c) (h)	11,548,000	8,451,732
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (c) (h)	3,290,000	2,321,223
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (c) (h)	1,300,000	1,317,111
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	600,000	576,336
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,064,178
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.543% VRN 4/12/42 (a) (c) (h)	1,400,000	1,120,876
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.677% FRN 10/15/43 (a) (c)	2,065,000	1,882,660
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.177% FRN 10/15/43 (a) (c)	1,162,000	997,671
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (c) (h)	1,357,000	1,085,253
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.078% FRN 2/15/39 (a) (c)	3,500,000	3,419,362
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.428% FRN 2/15/39 (a) (c)	5,800,000	5,750,270
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.628% FRN 2/15/39 (a) (c)	3,200,000	3,151,701
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.036% VRN 10/13/33 (a) (c) (h)	3,300,000	3,310,422
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.177% FRN 3/15/38 (a) (c)	1,784,300	1,766,457
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	916,924
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (c) (h)	1,278,000	900,720
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	876,302	874,992

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	$390,000	$367,738
		49,300,341
Home Equity Asset-Backed Securities — 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074%
5.394% FRN 11/25/33 (c)	1,119,051	1,144,937
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
5.634% FRN 11/25/35 (a) (c)	38,505	38,436
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	1,335,272	1,348,472
		2,531,845
Other Asset-Backed Securities — 9.5%
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.722% FRN 7/25/37 (a) (c)	2,000,000	2,005,518
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.770% FRN 1/20/33 (a) (c)	1,750,000	1,747,655
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.680% FRN 7/10/37 (a) (c)	1,000,000	1,002,862
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
5.590% FRN 4/18/35 (a) (c)	1,000,000	1,000,829
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.792% FRN 7/25/37 (a) (c)	1,700,000	1,705,188
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.800% FRN 7/20/37 (a) (c)	2,000,000	2,006,522
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.856% FRN 10/15/31 (a) (c)	2,000,000	2,000,844
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	2,425,000	2,359,369
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 5.640% FRN 10/20/37 (a) (c)	3,350,000	3,358,472
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.711% FRN 7/16/37 (a) (c)	2,650,000	2,661,122
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
5.790% FRN 4/20/37 (a) (c)	3,000,000	3,008,133
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
6.242% FRN 5/20/36 (a) (c)	500,000	500,517
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.926% FRN 11/22/31 (a) (c)	1,000,000	1,000,484
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.820% FRN 10/20/34 (a) (c)	3,000,000	2,998,605

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
5.970% FRN 1/20/31 (a) (c)	$1,300,000	$1,302,345
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	270,848	246,599
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	309,557	273,428
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	92,524	82,477
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	285,227	262,315
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	74,382	67,891
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	538,917	501,099
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
7.222% FRN 7/20/36 (a) (c)	1,000,000	1,001,965
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
5.820% FRN 7/20/36 (a) (c)	1,350,000	1,347,943
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,074,207	1,044,643
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
5.670% FRN 1/19/34 (a) (c)	2,250,000	2,250,536
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,695,106
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	801,449
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
6.720% FRN 4/18/36 (a) (c)	700,000	700,719
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.836% FRN 4/15/37 (a) (c)	2,000,000	2,005,228
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	106,535	101,369
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	231,079	217,197
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	92,766	89,221
OCP CLO Ltd., Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700%
5.961% FRN 7/16/35 (a) (c)	2,500,000	2,499,993
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350%
5.620% FRN 10/18/37 (a) (c)	5,000,000	5,016,420
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560%
5.842% FRN 7/25/37 (a) (c)	1,500,000	1,504,895
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.381% FRN 10/20/34 (a) (c)	550,000	550,399
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
5.711% FRN 10/30/34 (a) (c)	2,000,000	2,002,932
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
6.032% FRN 4/25/32 (a) (c)	1,100,000	1,100,703
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.660% FRN 10/20/37 (a) (c)	4,000,000	4,009,512
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.646% FRN 7/15/39 (a) (c)	2,000,000	2,003,980
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.106% FRN 1/15/37 (a) (c)	750,000	751,076

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	$316,230	$309,147
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	10,069	10,050
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	518,423	487,553
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,110,830	1,109,641
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3
5.290% 6/20/50 (a)	4,500,000	4,518,372
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,424,518	1,394,851
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	390,430	378,351
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	951,873	907,756
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.526% FRN 10/15/35 (a) (c)	4,750,000	4,752,351
		74,655,632
Real Estate Investment Trusts (REITS) — 0.4%
SBA Tower Trust
4.831% 10/15/29 (a)	3,250,000	3,253,396
Student Loans Asset-Backed Securities — 1.9%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,006,698	968,408
Series 2019-A, Class C, 4.460% 12/28/48 (a)	672,934	635,317
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 4.403% FRN 2/01/43 (a) (c) (h)	1,300,000	1,202,335
Series 2003-2, Class 2A1, 5.089% FRN 8/01/43 (a) (c) (h)	1,950,000	1,816,538
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 5.420% FRN 11/25/33 (a) (c)	383,166	377,220
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	715,233
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,230,452
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 5.920% FRN 10/25/50 (a) (c)	975,000	936,301
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 5.920% FRN 5/26/54 (a) (c)	1,130,000	1,087,277
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
4.819% FRN 2/15/45 (c)	624,851	586,650
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.835% FRN 10/25/40 (c)	1,409,044	1,333,043
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.935% FRN 1/25/55 (c)	723,269	690,881
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,464,369
		15,044,024
Whole Loan Collateral Collateralized Mortgage Obligations — 1.1%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.538% VRN 8/25/34 (c) (h)	13,245	13,178

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	$1,905,302	$1,897,244
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	1,905,302	1,898,697
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c) (h)	4,003,658	3,248,280
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (c) (h)	2,392,742	1,942,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.920% VRN 11/25/48 (a) (c) (h)	18,143	17,187
		9,017,380
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $178,428,258)		166,877,652
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,778,000	1,397,775
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,788,668)		1,397,775
U.S. Government Agency Obligations and Instrumentalities (i) — 30.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	26,267	27,195
Pass-Through Securities — 30.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	3,827,701	3,073,301
Pool #RA4255 2.000% 1/01/51	7,744,817	6,230,496
Pool #RA5576 2.500% 7/01/51	6,245,439	5,250,494
Pool #SD7226 2.500% 5/01/52	21,814,290	18,250,492
Pool #SD0905 3.000% 3/01/52	3,005,133	2,631,635
Pool #RA2483 3.500% 6/01/50	4,152,055	3,774,334
Pool #Z40047 4.000% 10/01/41	55,249	53,523
Pool #SD1523 4.000% 8/01/52	4,218,736	3,960,684
Pool #SD1603 4.000% 9/01/52	2,788,720	2,598,967
Pool #SD8245 4.500% 9/01/52	2,457,601	2,359,579
Pool #SD8257 4.500% 10/01/52	1,730,568	1,660,867
Pool #SD8266 4.500% 11/01/52	6,341,303	6,085,900
Pool #SD7323 5.000% 12/01/54	9,959,929	9,763,003
Pool #SD8268 5.500% 11/01/52	4,045,944	4,061,089
Pool #SD4364 5.500% 10/01/53	4,581,810	4,613,280
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	6,047,832	4,799,169
Pool #CB0414 2.500% 5/01/51	5,654,386	4,737,698
Pool #FM8596 2.500% 9/01/51	1,925,085	1,618,405
Pool #FS3035 2.500% 4/01/52	6,993,111	5,894,354
Pool #MA3029 3.000% 6/01/32	1,055,392	1,024,956
Pool #MA3090 3.000% 8/01/32	365,352	354,547
Pool #FS1075 3.000% 3/01/52	3,073,730	2,695,548
Pool #CB3304 3.000% 4/01/52	4,780,215	4,189,085
Pool #CB3305 3.000% 4/01/52	5,738,431	5,021,634
Pool #AS1304 3.500% 12/01/28	206,915	204,560
Pool #MA1356 3.500% 2/01/43	2,715,853	2,538,638
Pool #CA6096 3.500% 6/01/50	5,682,400	5,140,600
Pool #FM4017 3.500% 8/01/50	262,028	238,027
Pool #CB3842 3.500% 6/01/52	9,062,623	8,229,682

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4626 4.000% 6/01/52	$9,263,450	$8,650,505
Pool #CA1909 4.500% 6/01/48	1,728,391	1,678,222
Pool #CB3866 4.500% 6/01/52	4,726,282	4,555,495
Pool #CB4129 4.500% 7/01/52	4,383,599	4,208,757
Pool #MA4733 4.500% 9/01/52	3,492,705	3,353,397
Pool #AD6437 5.000% 6/01/40	144,165	145,835
Pool #AD6996 5.000% 7/01/40	947,011	958,006
Pool #AL8173 5.000% 2/01/44	362,949	367,097
Pool #MA4785 5.000% 10/01/52	1,279,303	1,260,505
Pool #MA4806 5.000% 11/01/52	4,075,871	4,022,350
Pool #CB9465 5.000% 11/01/54	10,111,456	9,993,690
Pool #MA4842 5.500% 12/01/52	14,133,066	14,185,971
Pool #MA5215 5.500% 12/01/53	4,355,670	4,361,086
Pool #FA0095 6.000% 12/01/54	9,880,951	10,124,107
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	8,321	8,544
Pool #781468 6.500% 7/15/32	976	1,008
Pool #781496 6.500% 9/15/32	4,041	4,158
Pool #781124 7.000% 12/15/29	1,411	1,439
Pool #781319 7.000% 7/15/31	29,597	30,451
Pool #565982 7.000% 7/15/32	8,946	9,281
Pool #522777 8.000% 12/15/29	1,733	1,761
Pool #523043 8.000% 3/15/30	71	72
Pool #529134 8.000% 3/15/30	846	870
Pool #477036 8.000% 4/15/30	79	81
Pool #528714 8.000% 4/15/30	681	701
Pool #544640 8.000% 11/15/30	6,096	6,287
Pool #531298 8.500% 8/15/30	124	126
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,188,246	1,947,032
Pool #MA6283 3.000% 11/20/49	3,969,301	3,516,253
Pool #MA6409 3.000% 1/20/50	4,141,433	3,675,856
Pool #MA4321 3.500% 3/20/47	2,470,967	2,281,984
Pool #MA9722 4.000% 6/20/54	2,685,356	2,501,098
Pool #MA8647 5.000% 2/20/53	3,403,307	3,360,806
Pool #MA8725 5.000% 3/20/53	3,453,245	3,409,041
Pool #MA8947 5.000% 6/20/53	1,933,069	1,908,173
Pool #MB0025 5.000% 11/20/54	1,962,313	1,927,996
Pool #MB0091 5.000% 12/20/54	2,264,642	2,224,683
Pool #MA8429 5.500% 11/20/52	5,205,801	5,243,269
Pool #MA8648 5.500% 2/20/53	1,294,134	1,302,235
Pool #MA8801 5.500% 4/20/53	4,130,822	4,156,680
Pool #MA8879 5.500% 5/20/53	3,693,495	3,716,617
Pool #MA8948 5.500% 6/20/53	1,181,016	1,188,409
Pool #MA9171 5.500% 9/20/53	3,408,827	3,429,101
Pool #MA9241 5.500% 10/20/53	3,060,587	3,077,833
Pool #MA9488 5.500% 2/20/54	2,101,815	2,110,375
		239,961,790
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $249,825,223)		239,988,985
U.S. Treasury Obligations — 6.3%
U.S. Treasury Bonds & Notes — 6.3%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	25,650,000	16,074,855
3.500% 2/15/39	4,500,000	4,056,551
4.625% 11/15/44	16,000,000	15,655,633

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
3.875% 3/15/28	$7,000,000	$7,033,182
4.250% 2/28/31	7,000,000	7,132,908
		49,953,129
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,366,690)		49,953,129
TOTAL BONDS & NOTES (Cost $793,737,944)		769,006,916
TOTAL LONG-TERM INVESTMENTS (Cost $793,737,944)		769,006,916
Short-Term Investments — 2.9%
Commercial Paper — 1.3%
WPP CP LLC
4.728% 7/22/25 (a)	10,000,000	9,971,733
		9,971,733
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (k)	11,448,378	11,448,378
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (l)	$1,345,112	1,345,112
TOTAL SHORT-TERM INVESTMENTS (Cost $22,766,365)		22,765,223
TOTAL INVESTMENTS — 100.6% (Cost $816,504,309) (m)		791,772,139
Other Assets/(Liabilities) — (0.6)%		(4,872,328)
NET ASSETS — 100.0%		$786,899,811

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $260,981,170 or 33.17% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $1,230,626 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Security is perpetual and has no stated maturity date.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $17,949,657 or 2.28% of net assets. The Fund received $6,941,866 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments.(Note 2).
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $1,965,632 or 0.25% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(l)	Maturity value of $1,345,215. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $1,372,200.
(m)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/25	203	$22,648,802	$791,354
U.S. Treasury Note 10 Year	9/19/25	192	21,289,003	238,997
U.S. Treasury Ultra Bond	9/19/25	145	16,613,873	659,252
U.S. Treasury Note 2 Year	9/30/25	300	62,168,136	238,895
				$1,928,498
Short
U.S. Treasury Ultra 10 Year	9/19/25	30	$(3,351,699)	$(76,270)

MassMutual Diversified Bond Fund — Portfolio of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 97.0%
Corporate Debt — 39.6%
Agriculture — 0.3%
Imperial Brands Finance PLC
6.375% 7/01/55 (a) (b)	$200,000	$202,804
Airlines — 0.3%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	39,437	38,949
Series 2024-1, Class AA, 5.450% 8/15/38	161,581	163,071
		202,020
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC
5.303% 9/06/29	115,000	112,929
General Motors Co.
5.200% 4/01/45	100,000	85,687
General Motors Financial Co., Inc.
6.150% 7/15/35	155,000	158,484
Stellantis Finance US, Inc.
6.375% 9/12/32 (a)	350,000	359,904
		717,004
Banks — 8.0%
Bank of America Corp. 5 yr. CMT + 2.000%
3.846% VRN 3/08/37 (c)	345,000	315,707
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	320,000	322,364
Barclays PLC 5 yr. CMT + 3.410%
4.375% VRN (c) (d) (e)	375,000	349,065
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (c) (d) (e)	375,000	333,610
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (c)	450,000	390,062
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (c) (d)	140,000	141,031
10 yr. CMT + 2.757% 7.000% VRN (c) (d) (e)	101,000	106,168
Citizens Financial Group, Inc. 1 day USD SOFR + 2.325%
6.645% VRN 4/25/35 (c)	156,000	168,149
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (c) (d)	285,000	294,117
HSBC Holdings PLC
6.500% 9/15/37	125,000	132,632
5 yr. CMT + 2.635% 6.950% VRN (c) (d)	300,000	301,134
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (c)	140,000	142,716
ING Groep NV 5 yr. CMT + 2.862%
3.875% VRN (c) (d)	400,000	371,631

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (c) (d)	$200,000	$206,555
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (c) (d) (e)	205,000	216,194
Morgan Stanley 1 day USD SOFR + 1.360%
2.484% VRN 9/16/36 (c)	210,000	178,444
NatWest Group PLC 5 yr. CMT + 2.937%
7.300% VRN (c) (d) (e)	375,000	372,866
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (c) (d) (e)	300,000	292,212
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (c)	200,000	200,148
State Street Corp. 5 yr. CMT + 2.135%
6.450% VRN (c) (d)	185,000	188,220
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (c)	405,000	415,471
UBS Group AG 5 yr. USD SOFR ICE Swap + 3.077%,
7.000% VRN (a) (c) (d)	254,000	252,674
		5,691,170
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	100,000	92,140
Building Materials — 0.1%
JH North America Holdings, Inc.
6.125% 7/31/32 (a)	81,000	82,345
Chemicals — 0.7%
Celanese US Holdings LLC
6.850% STEP 11/15/28	160,000	168,124
Dow Chemical Co.
5.600% 2/15/54	67,000	60,984
Huntsman International LLC
2.950% 6/15/31	325,000	273,551
		502,659
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (c)	150,000	150,239
Ally Financial, Inc.
7 yr. CMT + 3.481% 4.700% VRN (c) (d)	120,000	107,622
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29 (c)	65,000	68,425
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (c) (d)	100,000	97,665
Apollo Global Management, Inc.
5.800% 5/21/54	106,000	104,684
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (c)	370,000	361,393
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	114,000	116,127
BGC Group, Inc.
6.600% 6/10/29	425,000	440,476
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c) (d)	190,000	187,147

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	$150,000	$151,671
		1,785,449
Electric — 1.7%
AES Corp. 5 yr. CMT + 2.890%
6.950% VRN 7/15/55 (c)	67,000	65,359
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (a)	417,000	417,680
Edison International
5.250% 11/15/28	75,000	74,236
5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (c) (e)	120,000	115,907
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	210,000	201,218
Pacific Gas & Electric Co.
4.300% 3/15/45	70,000	52,835
5.550% 5/15/29	105,000	106,693
Sempra 5 yr. CMT + 2.789%
6.875% VRN 10/01/54 (c)	147,000	148,240
		1,182,168
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32	215,000	159,906
5.141% 3/15/52	10,000	6,175
		166,081
Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
7.250% 11/15/53	115,000	129,475
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	165,000	142,235
		271,710
Health Care - Services — 0.8%
Centene Corp.
3.000% 10/15/30	175,000	156,366
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	445,000	380,423
UnitedHealth Group, Inc.
5.750% 7/15/64	53,000	51,549
		588,338
Insurance — 8.6%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c) (d)	376,000	369,667
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.526% VRN 8/15/53 (c)	155,000	154,943
American National Group, Inc.
6.000% 7/15/35	165,000	165,972
Ascot Group Ltd.
4.250% 12/15/30 (a)	200,000	183,674
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (c)	66,000	68,100
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	54,000	54,892

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c)	$145,000	$142,738
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	175,000	167,617
Brighthouse Financial, Inc.
3.850% 12/22/51	255,000	163,969
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	265,000	273,372
Enstar Finance LLC
5 yr. CMT + 4.006% 5.500% VRN 1/15/42 (c)	125,000	122,956
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (c)	680,000	679,166
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.794% FRN 1/08/42 (a) (c)	900,000	899,902
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	169,000	173,869
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	420,000	412,295
6.750% 3/15/54 (a)	36,000	36,881
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	365,000	355,436
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (c) (d) (f)	169,000	184,105
MetLife Capital Trust IV
8.252% 12/15/67 (a)	225,000	246,656
Omnis Funding Trust
6.722% 5/15/55 (a)	165,000	170,985
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (c)	155,000	154,489
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	350,000	335,195
Selective Insurance Group, Inc.
5.900% 4/15/35	206,000	210,603
USF&G Capital I
8.500% 12/15/45 (a)	95,000	101,044
Vitality Re XVI Ltd. 3 mo. U.S. T-Bill Rate + 1.750%
6.044% FRN 1/08/30 (a) (c)	302,000	302,060
		6,130,586
Investment Companies — 3.3%
Antares Holdings LP
6.500% 2/08/29 (a)	325,000	329,275
Apollo Debt Solutions BDC
6.550% 3/15/32 (a)	98,000	100,097
ARES Capital Corp.
5.875% 3/01/29	92,000	93,808
ARES Strategic Income Fund
6.350% 8/15/29	250,000	256,307
Blackstone Private Credit Fund
4.950% 9/26/27	92,000	91,544
Blackstone Secured Lending Fund
5.300% 6/30/30	300,000	297,254
Blue Owl Capital Corp.
8.450% 11/15/26	280,000	290,883
Blue Owl Credit Income Corp.
5.800% 3/15/30	160,000	160,261
Blue Owl Technology Finance Corp.
6.750% 4/04/29	112,000	114,222

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Golub Capital BDC, Inc.
6.000% 7/15/29	$258,000	$261,503
HPS Corporate Lending Fund
5.450% 1/14/28	290,000	290,817
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29	79,000	80,868
		2,366,839
Leisure Time — 0.2%
Sabre GLBL, Inc.
10.750% 11/15/29 (a) (e)	163,000	167,490
Media — 0.7%
News Corp.
3.875% 5/15/29 (a)	295,000	282,238
Paramount Global 5 yr. CMT + 3.999%
6.375% VRN 3/30/62 (c)	179,000	175,874
Time Warner Cable LLC
4.500% 9/15/42	80,000	63,719
		521,831
Mining — 0.5%
Novelis Corp.
3.875% 8/15/31 (a)	360,000	323,484
Oil & Gas — 4.6%
Antero Resources Corp.
7.625% 2/01/29 (a)	44,000	45,172
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (c) (d)	240,000	239,605
Continental Resources, Inc.
5.750% 1/15/31 (a)	265,000	267,540
Helmerich & Payne, Inc.
5.500% 12/01/34 (a) (e)	355,000	323,647
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (a)	593,000	579,866
Occidental Petroleum Corp.
6.050% 10/01/54	137,000	125,521
7.875% 9/15/31	250,000	280,234
Ovintiv, Inc.
6.250% 7/15/33	230,000	237,461
6.500% 2/01/38	120,000	121,141
7.100% 7/15/53	195,000	202,074
Parkland Corp.
6.625% 8/15/32 (a)	315,000	321,955
Patterson-UTI Energy, Inc.
7.150% 10/01/33	135,000	138,237
Petroleos Mexicanos
5.350% 2/12/28	150,000	144,036
6.375% 1/23/45	35,000	24,791
Santos Finance Ltd.
6.875% 9/19/33 (a)	225,000	245,673
		3,296,953
Oil & Gas Services — 0.1%
NOV, Inc.
3.950% 12/01/42	114,000	84,850

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.7%
CVS Health Corp.
5.050% 3/25/48	$85,000	$73,393
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (c)	146,000	150,586
CVS Pass-Through Trust
5.926% 1/10/34 (a)	136,625	137,928
7.507% 1/10/32 (a)	9,289	9,727
Utah Acquisition Sub, Inc.
5.250% 6/15/46	180,000	146,024
		517,658
Pipelines — 0.9%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (c) (e)	160,000	164,611
Energy Transfer LP
5.950% 5/15/54	63,000	59,932
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (c) (e)	102,000	100,327
Plains All American Pipeline LP
5.950% 6/15/35	170,000	174,766
3 mo. USD Term SOFR + 4.372% 8.698% VRN (c) (d)	120,000	120,254
		619,890
Private Equity — 0.1%
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	68,000	43,610
Real Estate Investment Trusts (REITS) — 2.0%
Broadstone Net Lease LLC
2.600% 9/15/31	200,000	169,801
EPR Properties
3.600% 11/15/31	215,000	195,296
3.750% 8/15/29	95,000	90,456
Piedmont Operating Partnership LP
9.250% 7/20/28 (e)	223,000	248,386
Service Properties Trust
4.950% 10/01/29 (e)	590,000	514,830
Store Capital LLC
4.625% 3/15/29	235,000	231,101
		1,449,870
Telecommunications — 1.4%
AT&T, Inc.
3.550% 9/15/55	219,000	147,770
Consolidated Communications, Inc.
6.500% 10/01/28 (a)	261,000	265,641
Rogers Communications, Inc.
5.300% 2/15/34	175,000	175,186
Sable International Finance Ltd.
7.125% 10/15/32 (a)	322,000	322,855
T-Mobile USA, Inc.
6.000% 6/15/54	85,000	86,527
		997,979

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Capital — 0.4%
Hercules Capital, Inc.
2.625% 9/16/26	$293,000	$283,320
TOTAL CORPORATE DEBT (Cost $28,491,722)		28,288,248
Non-U.S. Government Agency Obligations — 22.6%
Commercial Mortgage-Backed Securities — 5.4%
Bank
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (c) (g)	500,000	300,563
Series 2019-BN17, Class C, 4.660% VRN 4/15/52 (c) (g)	331,000	287,560
Benchmark Mortgage Trust, Series 2021-B25, Class 300C,
3.094% VRN 4/15/54 (a) (c) (g)	500,000	330,622
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	187,647
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	396,897
Harvest Commercial Capital Loan Trust
Series 2025-1, Class M2, 6.735% VRN 6/25/57 (c) (g)	199,494	206,135
Series 2025-1, Class M3, 7.129% VRN 6/25/57 (c) (g)	199,494	205,762
Series 2025-1, Class M4, 9.044% VRN 6/25/57 (c) (g)	398,988	406,157
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.710% VRN 8/15/47 (c) (g)	111,267	110,316
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.177% FRN 3/15/38 (a) (c)	302,400	299,376
RFR Trust, Series 2025-SGRM, Class C,
6.013% VRN 3/11/41 (a) (c) (g)	300,000	302,566
US Bank NA, Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900%
6.205% FRN 2/25/32 (a) (c)	262,891	261,702
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (c) (g)	103,999	100,421
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 6.827% FRN 5/15/31 (a) (c)	461,000	456,470
		3,852,194
Home Equity Asset-Backed Securities — 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.062% FRN 10/25/34 (c)	43,558	41,393
Other Asset-Backed Securities — 11.9%
AIMCO CLO 15 Ltd., Series 2021-15A, Class AR, 3 mo. USD Term SOFR + 1.200%
5.484% FRN 4/17/38 (a) (c)	500,000	499,982
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.711% FRN 7/16/37 (a) (c)	500,000	502,099
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.620% FRN 4/20/34 (a) (c)	500,000	495,876
Goodgreen Trust
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	75,213	62,483
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	330,355	264,138
Hero Funding Trust

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	$36,826	$33,529
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	52,604	46,465
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	19,956	17,789
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	38,506	36,155
HINNT LLC, Series 2025-A, Class D
8.220% 3/15/44 (a)	682,958	684,536
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	187,364
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	159,169	144,844
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	115,666	100,142
Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 3 mo. USD Term SOFR + 1.150%
5.416% FRN 1/25/38 (a) (c)	500,000	501,546
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	109,046	107,492
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
6.720% FRN 4/18/36 (a) (c)	250,000	250,257
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	15,461	14,870
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.761% FRN 10/16/35 (a) (c)	500,000	499,777
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.400% FRN 4/20/38 (a) (c)	500,000	498,651
OCP CLO Ltd.
Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100% 5.356% FRN 1/15/37 (a) (c)	500,000	498,934
Series 2015-9A, Class BR3, 3 mo. USD Term SOFR + 1.450% 5.706% FRN 1/15/37 (a) (c)	500,000	499,725
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.381% FRN 10/20/34 (a) (c)	250,000	250,182
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	324,581
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
5.711% FRN 10/30/34 (a) (c)	500,000	500,733
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
6.032% FRN 4/25/32 (a) (c)	250,000	250,160
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	134,241	110,485
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
6.304% FRN 5/20/31 (a) (c)	250,000	250,465
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.467% FRN 1/20/38 (a) (c)	500,000	499,008
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	219,750	204,408
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	95,315	89,640

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Thrust Engine Leasing DAC, Series 2021-1A, Class C
7.386% 7/15/40 (a)	$130,143	$126,117
		8,552,433
Student Loans Asset-Backed Securities — 3.1%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	134,686	124,984
Series 2019-A, Class C, 4.460% 12/28/48 (a)	100,605	94,981
Series 2019-A, Class D, 5.500% 12/28/48 (a)	70,694	62,547
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	30,964
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
5.304% FRN 8/25/42 (c) (h)	240,278	217,696
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	137,168
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 5.620% FRN 3/25/67 (a) (c)	250,000	232,280
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (c) (g)	45,000	44,757
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.853% FRN 6/25/41 (c)	53,752	48,477
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 5.420% FRN 11/25/36 (a) (c)	200,000	198,505
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 5.420% FRN 6/25/42 (a) (c)	150,000	147,582
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 5.420% FRN 7/26/49 (a) (c)	250,000	227,303
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.920% FRN 6/25/41 (a) (c)	100,000	97,664
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 4.825% FRN 1/25/70 (c)	75,866	71,427
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.835% FRN 10/25/40 (c)	105,678	99,978
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.915% FRN 1/25/44 (c)	140,691	133,645
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.095% FRN 10/25/64 (c)	48,523	45,700
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	176,663
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
5.934% FRN 1/25/36 (c)	9,905	9,882
		2,202,203
Whole Loan Collateral Collateralized Mortgage Obligations — 2.1%
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class M1,
3.459% VRN 7/26/49 (a) (c) (g)	169,304	167,264
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.538% VRN 8/25/34 (c) (g)	2,118	2,108

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (c) (g)	$1,600,000	$1,329,369
		1,498,741
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,180,354)		16,146,964
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
4.750% 3/08/44	174,000	136,790
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $193,231)		136,790
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 23.2%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	1,428	1,478
Pass-Through Securities — 23.2%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	407,579	327,250
Pool #RA4255 2.000% 1/01/51	818,835	658,731
Pool #SD0905 3.000% 3/01/52	608,634	532,989
Pool #SD1523 4.000% 8/01/52	891,282	836,764
Pool #SD8266 4.500% 11/01/52	1,268,261	1,217,180
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	388,719	326,793
Pool #FS3035 2.500% 4/01/52	1,301,044	1,096,624
Pool #MA3029 3.000% 6/01/32	149,463	145,153
Pool #MA3090 3.000% 8/01/32	61,924	60,093
Pool #AR3007 3.000% 2/01/43	74,079	67,418
Pool #FS1075 3.000% 3/01/52	622,528	545,934
Pool #CB3304 3.000% 4/01/52	972,247	852,017
Pool #AS1304 3.500% 12/01/28	28,328	28,005
Pool #MA1356 3.500% 2/01/43	359,742	336,268
Pool #FM4017 3.500% 8/01/50	44,600	40,515
Pool #CB3842 3.500% 6/01/52	1,921,809	1,745,177
Pool #CA1909 4.500% 6/01/48	281,206	273,044
Pool #CB3866 4.500% 6/01/52	697,320	672,122
Pool #CB4129 4.500% 7/01/52	924,980	888,086
Pool #AD6437 5.000% 6/01/40	18,764	18,982
Pool #AD6996 5.000% 7/01/40	123,743	125,179
Pool #AL8173 5.000% 2/01/44	47,961	48,509
Pool #CB9465 5.000% 11/01/54	2,041,736	2,017,957
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	240	247
Pool #587280 6.500% 9/15/32	93	96
Pool #550659 6.500% 9/15/35	38,909	40,451
Pool #538689 6.500% 12/15/35	3,142	3,279
Pool #780651 7.000% 10/15/27	87	88
Pool #462384 7.000% 11/15/27	50	50
Pool #482668 7.000% 8/15/28	174	176
Pool #423836 8.000% 8/15/26	27	27
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	367,773	327,232
Pool #MA6283 3.000% 11/20/49	664,715	588,846

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6409 3.000% 1/20/50	$696,211	$617,944
Pool #MA4321 3.500% 3/20/47	437,567	404,101
Pool #MA9722 4.000% 6/20/54	575,434	535,950
Pool #MB0025 5.000% 11/20/54	1,177,388	1,156,798
		16,536,075
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $17,686,564)		16,537,553
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bonds & Notes — 11.4%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	2,040,000	1,278,468
4.125% 8/15/44	2,000,000	1,831,509
4.625% 2/15/55	800,000	778,503
U.S. Treasury Notes
1.250% 3/31/28	3,700,000	3,463,740
4.000% 3/31/30	800,000	807,355
		8,159,575
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,215,463)		8,159,575
TOTAL BONDS & NOTES (Cost $71,767,334)		69,269,130
	Number of Shares
Equities — 0.3%
Preferred Stock — 0.3%
Financials — 0.3%
KKR & Co., Inc. 6.875% Series T	7,000	180,040
TOTAL PREFERRED STOCK (Cost $175,000)		180,040
TOTAL EQUITIES (Cost $175,000)		180,040
Warrants — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (k) (l) (m)	150	3,491
TOTAL WARRANTS (Cost $0)		3,491
TOTAL LONG-TERM INVESTMENTS (Cost $71,942,334)		69,452,661

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 6.4%
Commercial Paper — 1.4%
DTE Electric Co.
4.546% 7/21/25	$1,000,000	$997,397
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (n)	2,473,015	2,473,015
	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (o)	$1,044,357	1,044,357
TOTAL SHORT-TERM INVESTMENTS (Cost $4,514,889)		4,514,769
TOTAL INVESTMENTS — 103.7% (Cost $76,457,223) (p)		73,967,430
Other Assets/ (Liabilities) — (3.7)%		(2,616,191)
NET ASSETS — 100.0%		$71,351,239

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $24,624,582 or 34.51% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is perpetual and has no stated maturity date.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $2,841,442 or 3.98% of net assets. The Fund received $431,348 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $184,105 or 0.26% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(h)	LIBOR, the London Interbank Offered Rate, was a benchmark interest rate used in loans, notes, derivatives, and other instruments or investments. As a result of benchmark reforms, publication of LIBOR settings has ceased, effective with the last published synthetic rate on September 30, 2024. This security continues to earn interest according to the last published synthetic LIBOR rate (4.85372%) plus 0.450%. The issuer has not identified an alternate floating rate benchmark for this security.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Investment is valued using significant unobservable inputs.
(l)	Non-income producing security.
(m)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $3,491 or 0.00% of net assets.
(n)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(o)	Maturity value of $1,044,437. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $1,065,322.
(p)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional	Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
EUR Call ILS Put	Bank of America N.A.	8/13/25	4.15	125,000	EUR	125,000	$(603)	$(1,190)	$587
USD Call ILS Put	Bank of America N.A.	9/24/25	3.51	200,000	USD	200,000	(1,293)	(1,891)	598
EUR Call ILS Put	Bank of America N.A.	11/13/25	4.15	125,000	EUR	125,000	(1,901)	(2,269)	368
							$(3,797)	$(5,350)	$1,553
Put
USD Put TWD Call	Bank of America N.A.	9/08/25	28.60	100,000	USD	100,000	$(1,824)	$(925)	$(899)
USD Put TWD Call	Bank of America N.A.	12/05/25	27.25	100,000	USD	100,000	(1,708)	(909)	(799)
USD Put TWD Call	Barclays Bank PLC	7/11/25	30.00	100,000	USD	100,000	(3,159)	(1,548)	(1,611)
AUD Put USD Call	Goldman Sachs International	9/18/25	0.63	200,000	AUD	200,000	(654)	(938)	284
AUD Put USD Call	Goldman Sachs International	12/18/25	0.63	200,000	AUD	200,000	(1,271)	(1,549)	278
AUD Put USD Call	Goldman Sachs International	3/18/26	0.63	200,000	AUD	200,000	(1,880)	(2,141)	261
AUD Put USD Call	Goldman Sachs International	6/18/26	0.63	200,000	AUD	200,000	(2,477)	(2,707)	230
							$(12,973)	$(10,717)	$(2,256)
							$(16,770)	$(16,067)	$(703)

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	8/12/25	USD	249,857	ZAR	4,552,500	$(6,519)
BNP Paribas SA	11/10/25	USD	377,808	HKD	2,915,000	3,131
Citibank N.A.	9/11/25	ZMW	5,000,000	USD	200,000	6,049
Citibank N.A.	9/22/25	EGP	2,710,542	USD	50,000	2,995
Citibank N.A.	12/08/25	BRL	1,771,000	USD	300,844	12,581
Citibank N.A.	1/20/26	KES	1,872,991	USD	13,393	754
Goldman Sachs International	7/08/25	BRL	169,787	USD	28,362	2,842
Goldman Sachs International	7/08/25	USD	30,950	BRL	169,787	(254)
Goldman Sachs International	8/05/25	BRL	653,149	USD	113,286	5,972
Goldman Sachs International	8/12/25	TRY	5,934,000	USD	137,418	6,553
Goldman Sachs International	9/25/25	KZT	80,949,600	USD	152,090	(285)
Goldman Sachs International	9/29/25	EGP	5,367,948	USD	101,419	3,249
Goldman Sachs International	12/08/25	MXN	5,883,900	USD	301,487	6,662
Goldman Sachs International	12/08/25	BRL	169,800	USD	29,806	245
HSBC Bank PLC	8/12/25	TRY	9,658,500	USD	225,066	9,269
HSBC Bank PLC	8/12/25	PLN	756,400	USD	199,964	9,687
HSBC Bank PLC	8/12/25	USD	196,467	RON	908,000	(13,583)
HSBC Bank PLC	8/12/25	USD	278,793	TWD	8,274,000	(5,368)
JP Morgan Chase Bank N.A.	7/22/25	NGN	29,148,170	USD	17,596	1,147
JP Morgan Chase Bank N.A.	10/06/25	NGN	48,580,294	USD	30,174	(234)
JP Morgan Chase Bank N.A.	10/14/25	NGN	48,580,294	USD	29,988	(173)
JP Morgan Chase Bank N.A.	11/03/25	NGN	29,645,371	USD	16,940	1,065
JP Morgan Chase Bank N.A.	11/10/25	NGN	19,316,320	USD	10,913	776
Morgan Stanley & Co. LLC	7/08/25	PEN	559,089	USD	152,067	5,730
Standard Chartered Bank	7/08/25	USD	157,490	PEN	559,089	(307)
Standard Chartered Bank	1/20/26	KES	9,941,000	USD	74,998	85
						$52,069

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/25	19	$2,115,149	$78,757
U.S. Treasury Note 10 Year	9/19/25	4	446,138	2,362
U.S. Treasury Ultra Bond	9/19/25	16	1,825,028	80,972
U.S. Treasury Note 2 Year	9/30/25	10	2,072,271	7,963
				$170,054
Short
U.S. Treasury Ultra 10 Year	9/19/25	9	$(1,005,510)	$(22,881)

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
KES	Kenyan Shilling

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

MassMutual High Yield Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 0.0%
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (a)	4,266	$95,985
Veritas Kapital Assurance PLC, Series G-1 (a)	2,948	66,330
		162,315
TOTAL PREFERRED STOCK (Cost $113,149)		162,315
TOTAL EQUITIES (Cost $113,149)		162,315
	Principal Amount
Bonds & Notes — 93.3%
Bank Loans — 9.1%
Advertising — 0.5%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.896% VRN 6/18/29 (b)	$827,151	799,350
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.330% VRN 4/11/29 (b)	1,458,320	1,375,765
		2,175,115
Beverages — 0.2%
Sazerac Company, Inc., Term Loan B,
0.000% 6/25/32 (c)	797,252	796,256
Chemicals — 0.1%
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.642% VRN 4/23/29 (b)	500,052	435,600
Computers — 0.7%
Bingo Holdings I LLC, Term Loan B,
0.000% 6/11/32 (c)	981,612	965,661
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. USD Term SOFR + 12.500%,
16.796% VRN 12/09/29 (b)	1,031	1,031
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.541% VRN 4/24/28 (b)	1,968,172	1,862,382
		2,829,074

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.9%
Astoria Energy LLC, 2025 Term Loan B,
0.000% 6/16/32 (c)	$1,586,909	$1,586,909
Invenergy Thermal Operating I LLC
2025 Term Loan B,
0.000% 5/17/32 (c)	2,422,788	2,437,325
2025 Term Loan C,
0.000% 5/17/32 (c)	161,519	162,488
		4,186,722
Entertainment — 0.4%
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.827% VRN 4/26/30 (b)	1,798,549	1,775,653
Health Care - Services — 1.2%
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.677% VRN 2/23/29 (b)	1,006,797	804,934
Radiology Partners, Inc., 2025 Term Loan,
0.000% 7/01/32 (c)	2,234,841	2,215,286
Star Parent, Inc., Term Loan B,
0.000% 9/27/30 (c)	1,144,104	1,132,308
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
9.530% VRN 3/02/27 (b)	1,199,570	1,191,881
		5,344,409
Leisure Time — 0.6%
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
7.941% VRN 12/17/27 (b) (c)	1,579,128	1,548,667
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
7.941% VRN 12/17/27 (b) (c)	1,348,735	1,322,718
		2,871,385
Media — 0.4%
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%,
8.827% VRN 6/30/28 (b)	2,058,019	2,069,852
Oil & Gas — 0.7%
CVR Energy, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.296% VRN 12/30/27 (b) (c)	3,206,925	3,201,570
Packaging & Containers — 0.8%
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
8.557% VRN 5/05/29 (b)	2,090,992	2,084,029
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
8.046% VRN 9/15/28 (b)	1,804,006	1,769,965
		3,853,994

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
10.561% VRN 10/08/30 (b)	$1,982,569	$1,907,905
Pipelines — 0.2%
ITT Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.725%
7.052% VRN 10/11/30 (b)	820,507	821,328
Real Estate — 0.2%
Hill Top Energy Center LLC, Term Loan B,
0.000% 6/17/32 (c)	870,485	869,397
Retail — 0.5%
QXO, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.296% VRN 4/30/32 (b)	502,679	505,675
Sizzling Platter LLC, 2025 Term Loan,
0.000% 6/25/32 (c)	1,870,187	1,814,081
		2,319,756
Software — 1.0%
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
10.083% VRN 7/30/32 (b)	3,020,349	2,931,641
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.546% VRN 7/06/29 (b)	362,175	301,547
Ivanti Software, Inc.,
2025 1st Lien Term Loan (Acquired 5/02/25, Cost $1,197,098), 3 mo. USD Term SOFR + 4.750%
9.016% VRN 6/01/29 (b) (d)	1,462,022	1,212,572
2025 Newco Term Loan (Acquired 5/08/25-5/15/25, Cost $205,909), 3 mo. USD Term SOFR + 5.750%
10.079% VRN 6/01/29 (b) (d)	216,619	222,756
		4,668,516
Telecommunications — 0.3%
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
7.441% VRN 3/09/27 (b)	1,657,000	1,572,825
TOTAL BANK LOANS (Cost $42,020,597)		41,699,357
Corporate Debt — 84.2%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (e)	45,000	47,152
7.500% 6/01/29 (e) (f)	213,000	197,003
7.875% 4/01/30 (e)	750,000	774,183
CMG Media Corp.
8.875% 6/18/29 (e)	463,000	436,453
Neptune Bidco US, Inc.
9.290% 4/15/29 (e)	706,000	687,422
		2,142,213

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Aerospace & Defense — 1.5%
Goat Holdco LLC
6.750% 2/01/32 (e)	$2,172,000	$2,207,925
TransDigm, Inc.
4.875% 5/01/29	1,539,000	1,512,192
6.000% 1/15/33 (e)	2,225,000	2,237,090
6.750% 8/15/28 (e)	853,000	871,033
		6,828,240
Airlines — 1.2%
American Airlines, Inc.
7.250% 2/15/28 (e) (f)	744,000	759,809
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (e)	760,000	759,333
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (e) (f)	1,356,000	1,319,227
OneSky Flight LLC
8.875% 12/15/29 (e)	1,150,000	1,197,427
United Airlines, Inc.
4.625% 4/15/29 (e)	1,629,000	1,581,214
		5,617,010
Auto Manufacturers — 0.9%
Ford Motor Credit Co. LLC
5.800% 3/05/27	2,000,000	2,015,778
JB Poindexter & Co., Inc.
8.750% 12/15/31 (e)	2,011,000	2,046,592
		4,062,370
Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd.
7.500% 2/15/33 (e) (f)	3,377,000	3,453,324
Phinia, Inc.
6.750% 4/15/29 (e)	580,000	598,664
6.625% 10/15/32 (e)	1,266,000	1,285,729
		5,337,717
Building Materials — 2.9%
Builders FirstSource, Inc.
6.750% 5/15/35 (e)	2,000,000	2,059,230
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (e)	1,538,000	1,572,101
JH North America Holdings, Inc.
5.875% 1/31/31 (e)	2,209,000	2,228,289
6.125% 7/31/32 (e)	596,000	605,896
Knife River Corp.
7.750% 5/01/31 (e)	2,533,000	2,670,360
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (e)	1,627,000	1,623,031
8.875% 11/15/31 (e) (f)	1,301,000	1,364,042
Wilsonart LLC
11.000% 8/15/32 (e)	1,178,000	1,070,244
		13,193,193

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 2.8%
Celanese US Holdings LLC
6.415% STEP 7/15/27	$1,060,000	$1,097,719
6.629% STEP 7/15/32 (f)	878,000	920,471
7.200% STEP 11/15/33	383,000	406,577
Consolidated Energy Finance SA
5.625% 10/15/28 (e)	4,296,000	3,682,823
12.000% 2/15/31 (e) (f)	254,000	249,133
Methanex Corp.
5.125% 10/15/27	1,108,000	1,104,227
Olympus Water US Holding Corp.
9.750% 11/15/28 (e)	3,107,000	3,271,764
Vibrantz Technologies, Inc.
9.000% 2/15/30 (e) (f)	3,041,000	2,048,714
		12,781,428
Commercial Services — 2.7%
ADT Security Corp.
4.875% 7/15/32 (e)	483,000	463,334
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% 5/21/30 (e)	1,043,000	1,064,410
Alta Equipment Group, Inc.
9.000% 6/01/29 (e) (f)	949,000	884,965
APi Group DE, Inc.
4.750% 10/15/29 (e)	2,186,000	2,145,272
Cimpress PLC
7.375% 9/15/32 (e)	1,556,000	1,485,206
Herc Holdings, Inc.
7.000% 6/15/30 (e)	336,000	350,904
7.250% 6/15/33 (e)	369,000	386,639
PROG Holdings, Inc.
6.000% 11/15/29 (e)	2,753,100	2,643,477
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (e)	791,000	821,508
Upbound Group, Inc.
6.375% 2/15/29 (e)	953,000	942,748
Williams Scotsman, Inc.
4.625% 8/15/28 (e)	972,000	955,278
		12,143,741
Computers — 0.6%
McAfee Corp.
7.375% 2/15/30 (e) (f)	1,399,000	1,321,193
Parsons Corp.
2.625% 3/01/29	1,057,000	1,123,591
Seagate Data Storage Technology Pte. Ltd.
5.875% 7/15/30 (e)	373,000	378,568
		2,823,352
Distribution & Wholesale — 0.9%
Resideo Funding, Inc.
4.000% 9/01/29 (e)	1,882,000	1,773,974
6.500% 7/15/32 (e)	2,129,000	2,181,144
		3,955,118

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 6.4%
Azorra Finance Ltd.
7.250% 1/15/31 (e) (g)	$1,250,000	$1,276,153
GGAM Finance Ltd.
6.875% 4/15/29 (e)	3,185,000	3,292,742
8.000% 2/15/27 (e)	2,005,000	2,067,237
Jefferson Capital Holdings LLC
6.000% 8/15/26 (e) (f)	3,260,000	3,243,930
8.250% 5/15/30 (e)	5,399,000	5,594,172
9.500% 2/15/29 (e)	2,630,000	2,776,094
OneMain Finance Corp.
3.500% 1/15/27	1,124,000	1,100,406
7.125% 9/15/32	1,225,000	1,268,205
PRA Group, Inc.
5.000% 10/01/29 (e) (f)	5,939,000	5,473,330
8.375% 2/01/28 (e)	445,000	456,681
8.875% 1/31/30 (e)	1,053,000	1,085,222
Rocket Cos., Inc.
6.125% 8/01/30 (e)	709,000	722,492
6.375% 8/01/33 (e)	709,000	725,449
		29,082,113
Electric — 4.8%
Atlantica Sustainable Infrastructure Ltd.
4.125% 6/15/28 (e)	3,474,000	3,320,845
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (e)	2,416,000	2,419,938
Edison International
5 yr. CMT + 3.658% 7.875% VRN 6/15/54 (b) (f)	294,000	278,526
5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (b) (f)	210,000	202,838
Lightning Power LLC
7.250% 8/15/32 (e)	3,631,000	3,821,449
Pike Corp.
5.500% 9/01/28 (e) (f)	2,144,000	2,142,599
Talen Energy Supply LLC
8.625% 6/01/30 (e)	5,939,000	6,364,625
XPLR Infrastructure Operating Partners LP
4.500% 9/15/27 (e)	2,281,000	2,223,516
8.375% 1/15/31 (e) (f)	525,000	560,755
8.625% 3/15/33 (e) (f)	578,000	619,487
		21,954,578
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375% 3/15/33 (e) (f)	736,000	760,716
Electronics — 0.8%
Atkore, Inc.
4.250% 6/01/31 (e)	4,171,000	3,860,190
Energy - Alternate Sources — 0.6%
XPLR Infrastructure LP, Convertible,
2.500% 6/15/26 (e) (f)	2,939,000	2,806,741
Engineering & Construction — 3.1%
Arcosa, Inc.
4.375% 4/15/29 (e)	5,752,000	5,564,160
6.875% 8/15/32 (e)	4,202,000	4,360,920

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (e)	$1,098,000	$1,093,965
7.500% 4/15/32 (e)	1,457,000	1,484,995
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (e)	1,673,000	1,710,643
		14,214,683
Entertainment — 2.0%
AMC Entertainment Holdings, Inc.
7.500% 2/15/29 (e) (f)	428,000	337,392
Caesars Entertainment, Inc.
6.500% 2/15/32 (e)	1,168,000	1,198,503
Flutter Treasury DAC
5.875% 6/04/31 (e)	1,603,000	1,615,022
Jacobs Entertainment, Inc.
6.750% 2/15/29 (e)	1,294,000	1,245,475
Live Nation Entertainment, Inc.
4.750% 10/15/27 (e)	1,108,000	1,095,954
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (e)	987,000	950,744
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625% 5/01/32 (e) (f)	459,000	473,429
Vail Resorts, Inc.
5.625% 7/15/30 (e) (g)	882,000	885,308
Voyager Parent LLC
9.250% 7/01/32 (e)	1,080,000	1,123,661
		8,925,488
Environmental Controls — 0.7%
Enviri Corp.
5.750% 7/31/27 (e) (f)	3,342,000	3,298,429
Food — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.250% 3/15/33 (e)	2,125,000	2,190,505
B&G Foods, Inc.
8.000% 9/15/28 (e)	614,000	591,151
Performance Food Group, Inc.
4.250% 8/01/29 (e)	2,272,000	2,190,774
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (e)	1,517,000	1,486,309
		6,458,739
Health Care - Services — 6.9%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e)	1,415,000	1,209,659
5.250% 5/15/30 (e)	50,000	44,337
5.625% 3/15/27 (e)	556,000	547,649
6.000% 1/15/29 (e)	1,141,000	1,097,492
6.125% 4/01/30 (e) (f)	452,000	334,237
6.875% 4/15/29 (e) (f)	472,000	376,349
Fortrea Holdings, Inc.
7.500% 7/01/30 (e) (f)	1,461,000	1,322,461

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IQVIA, Inc.
6.250% 6/01/32 (e)	$1,357,000	$1,392,578
LifePoint Health, Inc.
5.375% 1/15/29 (e)	426,000	397,053
9.875% 8/15/30 (e)	2,970,000	3,212,670
10.000% 6/01/32 (e) (f)	2,519,000	2,598,764
11.000% 10/15/30 (e)	1,134,000	1,251,024
Molina Healthcare, Inc.
4.375% 6/15/28 (e)	4,448,000	4,347,567
6.250% 1/15/33 (e) (f)	2,540,000	2,585,463
Radiology Partners, Inc.
8.500% 7/15/32 (e)	3,334,000	3,341,768
PIK 9.781%, Cash 9.781% 2/15/30 (e) (h)	3,963,921	3,894,552
Star Parent, Inc.
9.000% 10/01/30 (e)	460,000	483,837
Team Health Holdings, Inc. PIK 4.500%, Cash
13.500% 6/30/28 (e) (h)	2,938,830	3,188,631
		31,626,091
Home Builders — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (e)	1,241,000	1,185,155
Forestar Group, Inc.
6.500% 3/15/33 (e)	645,000	649,892
Mattamy Group Corp.
4.625% 3/01/30 (e)	5,293,000	5,087,323
5.250% 12/15/27 (e)	25,000	24,880
New Home Co., Inc.
8.500% 11/01/30 (e)	538,000	547,934
9.250% 10/01/29 (e)	1,014,000	1,051,240
		8,546,424
Housewares — 0.5%
Newell Brands, Inc.
6.375% 9/15/27	506,000	512,794
6.375% 5/15/30	463,000	450,417
6.625% 5/15/32 (f)	389,000	371,090
6.875% STEP 4/01/36 (f)	417,000	399,654
8.500% 6/01/28 (e)	597,000	626,976
		2,360,931
Insurance — 0.1%
Ryan Specialty LLC
5.875% 8/01/32 (e)	495,000	498,894
Internet — 0.3%
GrubHub Holdings, Inc.
5.500% 7/01/27 (e) (f)	1,244,000	1,207,189
Wayfair LLC
7.250% 10/31/29 (e)	382,000	382,171
		1,589,360
Investment Companies — 1.8%
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34	1,945,000	1,945,121

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (e) (f)	$1,726,000	$1,689,421
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	1,921,000	1,861,316
9.000% 6/15/30	2,847,000	2,662,220
		8,158,078
Leisure Time — 1.1%
Carnival Corp.
6.125% 2/15/33 (e)	2,170,000	2,220,240
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	589,000	648,194
8.625% 6/01/27 (e)	1,141,000	1,168,099
11.125% 7/15/30 (e)	539,000	563,794
VOC Escrow Ltd.
5.000% 2/15/28 (e)	232,000	230,828
		4,831,155
Lodging — 0.2%
Full House Resorts, Inc.
8.250% 2/15/28 (e) (f)	608,000	590,778
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (e)	373,000	378,792
		969,570
Machinery - Diversified — 1.0%
Regal Rexnord Corp.
6.400% 4/15/33	4,379,000	4,623,367
Media — 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (e)	2,361,000	2,205,584
4.250% 1/15/34 (e) (f)	1,588,000	1,413,617
4.500% 5/01/32	853,000	794,350
5.125% 5/01/27 (e)	1,075,000	1,071,542
CSC Holdings LLC
4.500% 11/15/31 (e) (f)	896,000	630,502
5.750% 1/15/30 (e)	1,139,000	563,333
7.500% 4/01/28 (e)	800,000	593,832
11.750% 1/31/29 (e)	2,186,000	2,079,227
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (e)	847,000	232,925
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (e)	3,680,000	3,667,989
10.000% 2/15/31 (e)	465,000	451,433
DISH DBS Corp.
5.125% 6/01/29	380,000	253,278
5.250% 12/01/26 (e)	845,000	766,837
5.750% 12/01/28 (e)	212,000	183,512
7.375% 7/01/28	748,000	540,204
DISH Network Corp.
11.750% 11/15/27 (e)	1,026,000	1,057,627
Gray Media, Inc.
5.375% 11/15/31 (e) (f)	747,000	560,128

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
iHeartCommunications, Inc.
4.750% 1/15/28 (e)	$912,000	$733,886
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (e)	1,039,000	699,860
McGraw-Hill Education, Inc.
5.750% 8/01/28 (e)	1,360,000	1,368,193
8.000% 8/01/29 (e)	427,000	434,772
Sinclair Television Group, Inc.
8.125% 2/15/33 (e)	960,000	969,808
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	973,509
Virgin Media Secured Finance PLC
4.500% 8/15/30 (e)	236,000	219,336
5.500% 5/15/29 (e)	2,187,000	2,151,095
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (e)	588,000	575,643
		25,192,022
Mining — 1.9%
Constellium SE
3.750% 4/15/29 (e)	4,024,000	3,781,265
5.625% 6/15/28 (e)	1,405,000	1,396,781
6.375% 8/15/32 (e) (f)	585,000	594,729
First Quantum Minerals Ltd.
8.000% 3/01/33 (e)	1,214,000	1,245,188
Novelis Corp.
3.250% 11/15/26 (e)	304,000	299,128
3.875% 8/15/31 (e)	313,000	281,251
4.750% 1/30/30 (e)	1,000,000	958,187
		8,556,529
Miscellaneous - Manufacturing — 0.9%
Amsted Industries, Inc.
4.625% 5/15/30 (e)	1,770,000	1,702,446
6.375% 3/15/33 (e)	2,510,000	2,551,332
		4,253,778
Oil & Gas — 4.4%
Civitas Resources, Inc.
8.750% 7/01/31 (e)	1,064,000	1,075,820
CVR Energy, Inc.
5.750% 2/15/28 (e)	3,551,000	3,400,102
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (e)	443,000	430,660
6.000% 2/01/31 (e)	1,792,000	1,728,168
6.875% 5/15/34 (e)	1,600,000	1,532,530
7.250% 2/15/35 (e)	2,075,000	2,029,041
Parkland Corp.
4.500% 10/01/29 (e)	3,308,000	3,179,931
4.625% 5/01/30 (e)	1,669,000	1,598,170
6.625% 8/15/32 (e)	3,903,000	3,989,182
Sunoco LP
6.250% 7/01/33 (e)	753,000	765,574

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	$216,000	$209,691
		19,938,869
Oil & Gas Services — 0.2%
Weatherford International Ltd.
8.625% 4/30/30 (e)	886,000	913,224
Packaging & Containers — 1.4%
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (e)	1,054,000	1,078,056
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (e)	878,000	892,392
9.250% 4/15/27 (e)	2,291,000	2,274,937
Trident TPI Holdings, Inc.
12.750% 12/31/28 (e)	2,020,000	2,142,778
		6,388,163
Pharmaceuticals — 1.6%
1261229 BC Ltd.
10.000% 4/15/32 (e)	727,000	733,376
Bausch Health Americas, Inc.
8.500% 1/31/27 (e)	390,000	371,475
9.250% 4/01/26 (e)	367,000	364,706
Bausch Health Cos., Inc.
4.875% 6/01/28 (e)	1,347,000	1,136,255
5.250% 1/30/30 (e) (f)	1,102,000	697,775
11.000% 9/30/28 (e) (f)	525,000	519,750
14.000% 10/15/30 (e)	367,000	321,125
Grifols SA
4.750% 10/15/28 (e)	1,213,000	1,166,090
Herbalife Ltd., Convertible,
4.250% 6/15/28	399,000	361,095
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (e)	388,000	326,249
12.250% 4/15/29 (e)	787,000	856,319
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% 5/15/34 (e)	680,000	653,035
		7,507,250
Pipelines — 5.0%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (e)	4,134,000	4,083,963
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	662,000	692,136
Harvest Midstream I LP
7.500% 9/01/28 (e)	1,911,000	1,943,556
ITT Holdings LLC
6.500% 8/01/29 (e)	7,722,000	7,343,244
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (e)	624,000	630,428
8.375% 2/15/32 (e)	1,455,000	1,459,369
Northriver Midstream Finance LP
6.750% 7/15/32 (e)	1,549,000	1,604,188
Rockies Express Pipeline LLC
4.950% 7/15/29 (e)	230,000	225,790

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (e)	$869,000	$819,232
4.125% 8/15/31 (e)	994,000	920,039
Venture Global LNG, Inc.
7.000% 1/15/30 (e) (f)	684,000	691,464
8.125% 6/01/28 (e)	635,000	656,300
8.375% 6/01/31 (e)	665,000	690,693
9.875% 2/01/32 (e)	396,000	427,665
Venture Global Plaquemines LNG LLC
6.750% 1/15/36 (g)	510,000	510,000
		22,698,067
Real Estate Investment Trusts (REITS) — 2.4%
Global Net Lease, Inc.
4.500% 9/30/28 (e)	763,000	739,298
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (e)	993,000	948,340
RLJ Lodging Trust LP
4.000% 9/15/29 (e)	2,345,000	2,188,228
Service Properties Trust
4.950% 2/15/27	905,000	893,282
5.500% 12/15/27	505,000	500,353
8.375% 6/15/29	512,000	532,525
8.875% 6/15/32 (f)	1,110,000	1,141,366
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (e)	436,000	408,445
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (e) (f)	2,682,000	2,592,230
10.500% 2/15/28 (e)	553,000	586,204
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (e)	314,000	346,342
		10,876,613
Retail — 4.6%
1011778 BC ULC/New Red Finance, Inc.
4.375% 1/15/28 (e)	2,199,000	2,156,450
5.625% 9/15/29 (e)	415,000	420,861
6.125% 6/15/29 (e)	1,577,000	1,617,330
Bath & Body Works, Inc.
6.875% 11/01/35	1,317,000	1,365,903
Carvana Co. PIK 14.000%, Cash
9.000% 6/01/31 (e) (h)	3,078,761	3,647,074
CEC Entertainment LLC
6.750% 5/01/26 (e)	1,826,000	1,812,003
Murphy Oil USA, Inc.
3.750% 2/15/31 (e)	1,053,000	971,369
QXO Building Products, Inc.
6.750% 4/30/32 (e)	2,158,000	2,223,176
Staples, Inc.
10.750% 9/01/29 (e)	832,000	787,426
12.750% 1/15/30 (e)	602,744	398,870
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (e)	1,271,000	1,202,489
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (e)	4,415,000	4,246,231
		20,849,182

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 1.8%
Cloud Software Group, Inc.
6.500% 3/31/29 (e)	$1,775,000	$1,791,530
9.000% 9/30/29 (e)	2,491,000	2,581,985
Fair Isaac Corp.
6.000% 5/15/33 (e)	1,212,000	1,223,109
SS&C Technologies, Inc.
5.500% 9/30/27 (e)	2,666,000	2,668,338
		8,264,962
Telecommunications — 3.7%
Altice Financing SA
5.000% 1/15/28 (e)	1,412,000	1,062,239
Altice France SA
5.500% 10/15/29 (e)	1,065,000	882,794
C&W Senior Finance Ltd.
9.000% 1/15/33 (e)	935,000	956,072
CommScope LLC
4.750% 9/01/29 (e) (f)	613,000	598,462
9.500% 12/15/31 (e) (f)	1,490,000	1,560,347
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (e)	1,020,000	1,025,231
Consolidated Communications, Inc.
5.000% 10/01/28 (e)	1,858,000	1,877,478
EchoStar Corp.
Convertible, PIK 3.875%, Cash 3.875% 11/30/30 (h)	352,352	414,895
PIK 6.750%, Cash 6.750% 11/30/30 (h)	774,997	707,286
10.750% 11/30/29	2,858,500	2,944,255
Level 3 Financing, Inc.
6.875% 6/30/33 (e)	678,636	690,528
11.000% 11/15/29 (e)	1,362,153	1,562,510
Sable International Finance Ltd.
7.125% 10/15/32 (e)	1,159,000	1,162,079
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (e)	714,000	747,762
Zayo Group Holdings, Inc.
4.000% 3/01/27 (e)	283,000	265,391
6.125% 3/01/28 (e) (f)	510,000	440,117
		16,897,446
Transportation — 1.8%
Carriage Purchaser, Inc.
7.875% 10/15/29 (e)	1,473,000	1,308,830
Seaspan Corp.
5.500% 8/01/29 (e)	7,043,320	6,695,531
		8,004,361
TOTAL CORPORATE DEBT (Cost $382,523,299)		383,790,395
TOTAL BONDS & NOTES (Cost $424,543,896)		425,489,752

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Exchange-Traded Funds — 2.0%
Exchange-Traded Funds — 2.0%
iShares Broad USD High Yield Corporate Bond ETF (f)
	244,000	$9,152,440
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,912,222)		9,152,440
TOTAL LONG-TERM INVESTMENTS (Cost $433,569,267)		434,804,507
Short-Term Investments — 13.9%
	Principal Amount
Commercial Paper — 3.1%
J.M. Smucker Co.
4.703% 7/08/25 (e)	$6,000,000	5,993,888
WPP CP LLC
4.728% 7/22/25 (e)	8,000,000	7,977,387
		13,971,275
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 9.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (i)	40,868,033	40,868,033
	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (j)	$8,022,001	8,022,001
TOTAL SHORT-TERM INVESTMENTS (Cost $62,862,932)		62,861,309
TOTAL INVESTMENTS — 109.2% (Cost $496,432,199) (k)		497,665,816
Other Assets/(Liabilities) — (9.2)%		(41,984,775)
NET ASSETS — 100.0%		$455,681,041

Abbreviation Legend

CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

MassMutual High Yield Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2025, where the rate will be determined at time of settlement.
(d)	Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $1,435,328 or 0.31% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $360,422,839 or 79.10% of net assets.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $53,582,021 or 11.76% of net assets. The Fund received $13,961,024 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(j)	Maturity value of $8,022,614. Collateralized by U.S. Government Agency obligations with a rate of 3.750%, maturity date of 6/30/27, and an aggregate market value, including accrued interest, of $8,182,637.
(k)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 65.0%
Common Stock — 65.0%
Communication Services — 2.8%
Electronic Arts, Inc.	1,007	$160,818
Liberty Media Corp-Liberty Formula One Class C (a)	851	88,930
Netflix, Inc. (a)	650	870,434
ROBLOX Corp. Class A (a)	379	39,871
Take-Two Interactive Software, Inc. (a)	93	22,585
Verizon Communications, Inc.	17,990	778,427
Walt Disney Co.	4,369	541,800
Warner Bros Discovery, Inc. (a)	2,279	26,117
		2,528,982
Consumer Discretionary — 6.2%
AutoZone, Inc. (a)	116	430,619
Booking Holdings, Inc.	146	845,229
Carvana Co. (a)	97	32,685
DR Horton, Inc.	405	52,213
eBay, Inc.	2,806	208,935
Flutter Entertainment PLC (a)	369	105,445
Hilton Worldwide Holdings, Inc.	691	184,041
Home Depot, Inc.	2,673	980,029
Las Vegas Sands Corp.	1,503	65,396
Lowe’s Cos., Inc.	2,126	471,696
Lululemon Athletica, Inc. (a)	309	73,412
Marriott International, Inc. Class A	419	114,475
NIKE, Inc. Class B	1,950	138,528
O’Reilly Automotive, Inc. (a)	7,226	651,279
Ross Stores, Inc.	743	94,792
Royal Caribbean Cruises Ltd.	438	137,155
Starbucks Corp.	1,421	130,206
TJX Cos., Inc.	5,400	666,846
Yum! Brands, Inc.	1,728	256,055
		5,639,036
Consumer Staples — 3.1%
Church & Dwight Co., Inc.	227	21,817
Coca-Cola Co.	2,769	195,907
Colgate-Palmolive Co.	1,850	168,165
Constellation Brands, Inc. Class A	203	33,024
Dollar General Corp.	590	67,484
General Mills, Inc.	2,024	104,863
Hershey Co.	213	35,347
Kenvue, Inc.	1,053	22,039
Keurig Dr. Pepper, Inc.	1,469	48,565
Kimberly-Clark Corp.	555	71,551
Kroger Co.	3,168	227,241
McCormick & Co., Inc.	135	10,236

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mondelez International, Inc. Class A	1,674	$112,895
PepsiCo, Inc.	1,995	263,420
Procter & Gamble Co.	3,639	579,765
Sysco Corp.	674	51,049
Target Corp.	862	85,036
Walmart, Inc.	7,426	726,114
		2,824,518
Energy — 1.4%
Baker Hughes Co.	1,553	59,542
Cheniere Energy, Inc.	1,164	283,457
Kinder Morgan, Inc.	11,712	344,333
Marathon Petroleum Corp.	777	129,068
ONEOK, Inc.	819	66,855
Schlumberger NV	6,735	227,643
Williams Cos., Inc.	2,516	158,030
		1,268,928
Financials — 11.8%
Aflac, Inc.	922	97,234
Allstate Corp.	869	174,938
American Express Co.	1,013	323,127
American International Group, Inc.	1,735	148,499
Ameriprise Financial, Inc.	158	84,329
Aon PLC Class A	200	71,352
Apollo Global Management, Inc.	276	39,156
Arch Capital Group Ltd.	950	86,497
Arthur J Gallagher & Co.	273	87,393
Bank of America Corp.	9,218	436,196
Bank of New York Mellon Corp.	1,320	120,265
Berkshire Hathaway, Inc. Class B (a)	3,185	1,547,177
Blackrock, Inc.	90	94,432
Block, Inc. (a)	297	20,175
Capital One Financial Corp.	445	94,678
Charles Schwab Corp.	1,643	149,907
Chubb Ltd.	1,355	392,571
Citigroup, Inc.	5,923	504,166
CME Group, Inc.	1,506	415,084
Corpay, Inc. (a)	129	42,805
Fidelity National Information Services, Inc.	1,224	99,646
Fifth Third Bancorp	605	24,884
Fiserv, Inc. (a)	2,449	422,232
Hartford Insurance Group, Inc.	1,159	147,042
Intercontinental Exchange, Inc.	610	111,917
KKR & Co., Inc.	322	42,836
Marsh & McLennan Cos., Inc.	1,192	260,619
Mastercard, Inc. Class A	2,040	1,146,358
MetLife, Inc.	1,977	158,990
Moody’s Corp.	139	69,721
Morgan Stanley	2,206	310,737
MSCI, Inc.	88	50,753
Nasdaq, Inc.	400	35,768
NU Holdings Ltd. Class A (a)	1,445	19,825
PayPal Holdings, Inc. (a)	3,721	276,545
PNC Financial Services Group, Inc.	332	61,891
Progressive Corp.	1,821	485,952
Prudential Financial, Inc.	179	19,232

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Regions Financial Corp.	1,640	$38,573
S&P Global, Inc.	435	229,371
State Street Corp.	203	21,587
T. Rowe Price Group, Inc.	339	32,713
Travelers Cos., Inc.	831	222,326
Truist Financial Corp.	447	19,217
US Bancorp	1,084	49,051
Visa, Inc. Class A	3,575	1,269,304
Willis Towers Watson PLC	458	140,377
		10,697,448
Health Care — 6.5%
Abbott Laboratories	3,698	502,965
AbbVie, Inc.	3,129	580,805
Agilent Technologies, Inc.	198	23,366
Amgen, Inc.	511	142,676
Becton Dickinson & Co.	525	90,431
Boston Scientific Corp. (a)	3,067	329,426
Bristol-Myers Squibb Co.	8,918	412,814
Cardinal Health, Inc.	691	116,088
Cencora, Inc.	513	153,823
Centene Corp. (a)	514	27,900
Cigna Group	672	222,150
CVS Health Corp.	2,695	185,901
Danaher Corp.	459	90,671
Dexcom, Inc. (a)	172	15,014
Edwards Lifesciences Corp. (a)	414	32,379
Elevance Health, Inc.	282	109,687
Eli Lilly & Co.	423	329,741
GE HealthCare Technologies, Inc. (a)	217	16,073
Gilead Sciences, Inc.	6,590	730,633
Humana, Inc.	159	38,872
IDEXX Laboratories, Inc. (a)	49	26,281
Intuitive Surgical, Inc. (a)	138	74,991
IQVIA Holdings, Inc. (a)	152	23,954
Labcorp Holdings, Inc.	185	48,564
McKesson Corp.	317	232,291
Medtronic PLC	2,591	225,857
Merck & Co., Inc.	4,144	328,039
Mettler-Toledo International, Inc. (a)	26	30,543
Pfizer, Inc.	8,510	206,282
Regeneron Pharmaceuticals, Inc.	61	32,025
ResMed, Inc.	143	36,894
STERIS PLC	122	29,307
Stryker Corp.	377	149,153
Thermo Fisher Scientific, Inc.	274	111,096
Veeva Systems, Inc. Class A (a)	98	28,222
Vertex Pharmaceuticals, Inc. (a)	253	112,636
Waters Corp. (a)	40	13,962
Zoetis, Inc.	382	59,573
		5,921,085
Industrials — 4.6%
AMETEK, Inc.	398	72,022
Automatic Data Processing, Inc.	1,433	441,937
Carrier Global Corp.	223	16,321
Cintas Corp.	418	93,160

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Copart, Inc. (a)	1,848	$90,681
CSX Corp.	4,218	137,633
Deere & Co.	845	429,674
Eaton Corp. PLC	373	133,157
Emerson Electric Co.	786	104,798
Equifax, Inc.	48	12,450
Fastenal Co.	2,206	92,652
FedEx Corp.	246	55,918
Ferguson Enterprises, Inc.	353	76,866
GE Vernova, Inc.	230	121,705
Honeywell International, Inc.	493	114,810
Illinois Tool Works, Inc.	273	67,499
Ingersoll Rand, Inc.	341	28,364
Johnson Controls International PLC	1,236	130,546
Norfolk Southern Corp.	244	62,457
Old Dominion Freight Line, Inc.	157	25,481
Otis Worldwide Corp.	716	70,898
Paychex, Inc.	655	95,276
Republic Services, Inc.	1,171	288,780
Rockwell Automation, Inc.	111	36,871
Trane Technologies PLC	262	114,602
Union Pacific Corp.	1,102	253,548
United Parcel Service, Inc. Class B	1,225	123,652
United Rentals, Inc.	95	71,573
Verisk Analytics, Inc.	545	169,768
Vertiv Holdings Co. Class A	407	52,263
W.W. Grainger, Inc.	68	70,736
Waste Connections, Inc.	915	170,849
Waste Management, Inc.	1,237	283,050
Xylem, Inc.	108	13,971
		4,123,968
Information Technology — 24.2%
Accenture PLC Class A	1,516	453,117
Adobe, Inc. (a)	712	275,459
Advanced Micro Devices, Inc. (a)	946	134,237
Amphenol Corp. Class A	2,201	217,349
Analog Devices, Inc.	726	172,802
ANSYS, Inc. (a)	135	47,415
Apple, Inc.	17,523	3,595,194
Applied Materials, Inc.	1,237	226,458
AppLovin Corp. Class A (a)	447	156,486
Arista Networks, Inc. (a)	1,305	133,515
Autodesk, Inc. (a)	373	115,470
Broadcom, Inc.	4,544	1,252,554
Cadence Design Systems, Inc. (a)	494	152,226
CDW Corp.	127	22,681
Cisco Systems, Inc.	13,681	949,188
Cognizant Technology Solutions Corp. Class A	1,393	108,696
Corning, Inc.	2,009	105,653
Crowdstrike Holdings, Inc. Class A (a)	278	141,588
Datadog, Inc. Class A (a)	245	32,911
Dell Technologies, Inc. Class C	478	58,603
Fair Isaac Corp. (a)	37	67,634
Fortinet, Inc. (a)	1,338	141,453
Gartner, Inc. (a)	89	35,976
GLOBALFOUNDRIES, Inc. (a)	115	4,393
Hewlett Packard Enterprise Co.	1,950	39,877

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HP, Inc.	1,483	$36,274
HubSpot, Inc. (a)	86	47,870
Intel Corp.	2,944	65,946
International Business Machines Corp.	3,241	955,382
Intuit, Inc.	576	453,675
Keysight Technologies, Inc. (a)	524	85,863
KLA Corp.	218	195,271
Lam Research Corp.	1,859	180,955
Marvell Technology, Inc.	859	66,487
Micron Technology, Inc.	1,367	168,483
Microsoft Corp.	8,600	4,277,726
Monolithic Power Systems, Inc.	34	24,867
Motorola Solutions, Inc.	401	168,604
NetApp, Inc.	305	32,498
NVIDIA Corp.	27,466	4,339,353
Oracle Corp.	1,668	364,675
Palo Alto Networks, Inc. (a)	718	146,931
QUALCOMM, Inc.	2,609	415,509
Salesforce, Inc.	1,673	456,210
ServiceNow, Inc. (a)	271	278,610
Snowflake, Inc. Class A (a)	180	40,279
Super Micro Computer, Inc. (a)	145	7,106
Synopsys, Inc. (a)	113	57,933
TE Connectivity PLC	1,059	178,621
Texas Instruments, Inc.	1,079	224,022
Workday, Inc. Class A (a)	394	94,560
		22,004,645
Materials — 1.1%
Air Products & Chemicals, Inc.	134	37,796
Dow, Inc.	344	9,109
Ecolab, Inc.	312	84,065
Linde PLC (LIN US)	1,313	616,033
Martin Marietta Materials, Inc.	66	36,231
Newmont Corp. (NEM US)	2,602	151,593
PPG Industries, Inc.	370	42,088
Southern Copper Corp.	119	12,039
Vulcan Materials Co.	173	45,122
		1,034,076
Real Estate — 1.3%
AvalonBay Communities, Inc.	329	66,952
CBRE Group, Inc. Class A (a)	681	95,422
Crown Castle, Inc.	318	32,668
Digital Realty Trust, Inc.	280	48,812
Equinix, Inc.	123	97,843
Equity Residential	1,083	73,092
Extra Space Storage, Inc.	132	19,462
Prologis, Inc.	761	79,996
Public Storage	290	85,092
SBA Communications Corp.	186	43,680
Simon Property Group, Inc.	549	88,257
Ventas, Inc.	909	57,403
VICI Properties, Inc.	5,531	180,311
Welltower, Inc.	1,078	165,721
		1,134,711

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.0%
Ameren Corp.	466	$44,755
American Electric Power Co., Inc.	1,298	134,681
American Water Works Co., Inc.	201	27,961
CMS Energy Corp.	642	44,478
Consolidated Edison, Inc.	526	52,784
Constellation Energy Corp.	159	51,319
Duke Energy Corp.	3,238	382,084
Edison International	428	22,085
Entergy Corp.	1,209	100,492
Eversource Energy	341	21,694
Exelon Corp.	4,074	176,893
FirstEnergy Corp.	1,580	63,611
NextEra Energy, Inc.	1,060	73,585
PPL Corp.	3,331	112,888
Public Service Enterprise Group, Inc.	740	62,293
Sempra	313	23,716
Southern Co.	2,416	221,861
WEC Energy Group, Inc.	1,431	149,110
Xcel Energy, Inc.	723	49,236
		1,815,526
TOTAL COMMON STOCK (Cost $47,211,326)		58,992,923
TOTAL EQUITIES (Cost $47,211,326)		58,992,923
	Principal Amount
Bonds & Notes — 37.4%
Corporate Debt — 11.7%
Agriculture — 0.1%
Bunge Ltd. Finance Corp.
3.250% 8/15/26	$47,000	46,420
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1A, Class EETC,
2.875% 1/11/36	59,750	52,598
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	13,832	13,799
		66,397
Auto Manufacturers — 0.1%
PACCAR Financial Corp.
4.600% 1/10/28	91,000	92,167
Banks — 3.8%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700%
2.570% VRN 11/25/35 (b) (c)	225,000	197,368
Bank of America Corp.
4.183% 11/25/27	41,000	40,835
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38 (c)	23,000	20,941
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29 (c)	18,000	17,941
4.750% 4/21/45	63,000	55,740
1 day USD SOFR + 1.910% 5.288% VRN 4/25/34 (c)	69,000	70,382

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 3.231% 6.125% VRN 12/31/99 (c) (d)	$162,000	$164,618
5 yr. CMT + 2.684% 6.625% VRN (c) (d)	23,000	23,820
7.750% 5/14/38	20,000	23,874
Bank of New York Mellon Corp.
5 yr. CMT + 2.630% 3.750% VRN (c) (d)	156,000	152,359
1 day USD SOFR + 1.230% 5.060% VRN 7/22/32 (c)	41,000	41,968
1 day USD SOFR + 1.350% 5.316% VRN 6/06/36 (c)	22,000	22,458
Bank of Nova Scotia
4.500% 12/16/25	36,000	35,975
Citigroup, Inc.
4.450% 9/29/27	27,000	27,026
1 day USD SOFR + 2.086% 4.910% VRN 5/24/33 (c)	71,000	70,841
1 day USD SOFR + 1.463% 4.952% VRN 5/07/31 (c)	74,000	74,843
5.500% 9/13/25	54,000	54,065
5.875% 1/30/42	18,000	18,609
6.000% 10/31/33	16,000	16,802
6.625% 6/15/32	14,000	15,267
8.125% 7/15/39	14,000	17,628
Citizens Financial Group, Inc. 1 day USD SOFR + 1.259%
5.253% VRN 3/05/31 (c)	24,000	24,322
Comerica, Inc. 1 day USD SOFR + 2.155%
5.982% VRN 1/30/30 (c)	27,000	27,656
Cooperatieve Rabobank UA 1 yr. CMT + 0.550%
1.106% VRN 2/24/27 (b) (c)	250,000	244,517
Fifth Third Bancorp
1 day USD SOFR + 1.840% 5.631% VRN 1/29/32 (c)	28,000	29,139
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29 (c)	14,000	14,746
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (c)	227,000	222,096
4.250% 10/21/25	32,000	31,961
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35 (c)	51,000	50,383
1 day USD SOFR + 1.696% 5.734% VRN 1/28/56 (c)	32,000	31,994
1 day USD SOFR + 1.552% 5.851% VRN 4/25/35 (c)	63,000	66,068
5.950% 1/15/27	72,000	73,958
6.750% 10/01/37	32,000	35,129
Huntington Bancshares, Inc. 1 day USD SOFR + 2.020%
6.208% VRN 8/21/29 (c)	29,000	30,430
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30 (c)	160,000	155,726
1 day USD SOFR + 0.860% 4.505% VRN 10/22/28 (c)	47,000	47,141
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35 (c)	56,000	55,413
5.600% 7/15/41	41,000	42,100
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	174,607
Morgan Stanley
1 day USD SOFR + 1.485% 3.217% VRN 4/22/42 (c)	44,000	33,382
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30 (c)	79,000	78,889
1 day USD SOFR + 1.870% 5.250% VRN 4/21/34 (c)	73,000	74,259
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (c)	69,000	69,842
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.259% 4.812% VRN 10/21/32 (c)	51,000	51,117
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34 (c)	54,000	54,269
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29 (c)	85,000	88,028
State Street Corp.
4.834% 4/24/30	35,000	35,649
Truist Financial Corp. 1 day USD SOFR + 1.620%
5.435% VRN 1/24/30 (c)	40,000	41,199

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34 (c)	$79,000	$78,006
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29 (c)	66,000	68,535
Wells Fargo & Co.
1 day USD SOFR + 1.110% 5.244% VRN 1/24/31 (c)	119,000	122,075
1 day USD SOFR + 2.020% 5.389% VRN 4/24/34 (c)	67,000	68,558
1 day USD SOFR + 1.990% 5.557% VRN 7/25/34 (c)	54,000	55,730
5 yr. CMT + 3.606% 7.625% VRN (c) (d)	30,000	32,222
		3,472,506
Beverages — 0.0%
Keurig Dr. Pepper, Inc.
5.150% 5/15/35	18,000	17,962
Biotechnology — 0.5%
Amgen, Inc.
2.200% 2/21/27	347,000	335,658
5.250% 3/02/33	54,000	55,297
5.650% 3/02/53	36,000	35,150
		426,105
Commercial Services — 0.3%
Moody’s Corp.
4.250% 2/01/29	209,000	208,931
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	18,373
Rollins, Inc.
5.250% 2/24/35	16,000	16,058
		243,362
Computers — 0.2%
Apple, Inc.
2.650% 5/11/50	27,000	16,937
3.000% 6/20/27	177,000	173,930
		190,867
Diversified Financial Services — 0.2%
American Express Co.
1 day USD SOFR + 1.260% 4.731% VRN 4/25/29 (c)	61,000	61,694
1 day USD SOFR Index + 1.020% 5.085% VRN 1/30/31 (c)	32,000	32,751
Capital One Financial Corp. 1 day USD SOFR + 2.036%
6.183% VRN 1/30/36 (c)	23,000	23,415
Mastercard, Inc.
4.350% 1/15/32	103,000	102,566
		220,426
Electric — 0.2%
Alabama Power Co.
5.100% 4/02/35	8,000	8,062
MidAmerican Energy Co.
5.300% 2/01/55	20,000	19,024
Nevada Power Co.
6.650% 4/01/36	20,000	22,055

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc.
6.500% 7/01/36	$99,000	$106,148
		155,289
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	28,416
Food — 0.5%
Campbell’s Co.
5.250% 10/13/54	12,000	10,945
Conagra Brands, Inc.
4.850% 11/01/28	170,000	171,646
General Mills, Inc.
3.000% 2/01/51	112,000	71,521
Ingredion, Inc.
3.200% 10/01/26	25,000	24,599
Kroger Co.
5.000% 9/15/34	43,000	42,693
5.500% 9/15/54	26,000	24,681
Mars, Inc.
3.950% 4/01/49 (b)	67,000	52,540
5.200% 3/01/35 (b)	54,000	54,647
5.700% 5/01/55 (b)	24,000	23,941
		477,213
Gas — 0.0%
Atmos Energy Corp.
5.000% 12/15/54	13,000	11,821
Health Care - Services — 0.4%
Cigna Group
4.800% 7/15/46	27,000	23,489
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	78,445
3.002% 6/01/51	80,000	51,746
Mayo Clinic
3.196% 11/15/61	106,000	65,590
Providence St. Joseph Health Obligated Group
2.700% 10/01/51	93,000	51,852
Quest Diagnostics, Inc.
6.400% 11/30/33	47,000	51,495
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	21,548
5.050% 4/15/53	20,000	17,852
5.875% 2/15/53	25,000	25,048
		387,065
Insurance — 0.7%
Arthur J Gallagher & Co.
4.850% 12/15/29	17,000	17,250
5.550% 2/15/55	18,000	17,261
Athene Holding Ltd.
3.950% 5/25/51	16,000	11,304
6.250% 4/01/54	37,000	36,516
Brighthouse Financial, Inc.
3.850% 12/22/51	68,000	43,725

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GA Global Funding Trust
1.625% 1/15/26 (b)	$37,000	$36,372
Jackson Financial, Inc.
5.170% 6/08/27	78,000	79,035
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	15,531
5.700% 9/15/53	42,000	42,177
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	16,991
Pacific Life Global Funding II
5.500% 8/28/26 (b)	64,000	64,938
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50 (c)	18,000	16,418
5.700% VRN 9/15/48 (c)	99,000	100,279
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	45,778
3.900% 5/15/29	54,000	52,965
USF&G Capital I
8.500% 12/15/45 (b)	35,000	37,227
		633,767
Internet — 0.0%
Alphabet, Inc.
2.250% 8/15/60	32,000	16,895
Uber Technologies, Inc.
4.800% 9/15/34	22,000	21,609
		38,504
Investment Companies — 0.2%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	153,840
Sixth Street Lending Partners
6.125% 7/15/30 (b)	14,000	14,256
		168,096
Machinery - Diversified — 0.1%
AGCO Corp.
5.450% 3/21/27	18,000	18,222
5.800% 3/21/34	23,000	23,343
		41,565
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% 4/01/61	46,000	29,471
6.484% 10/23/45	32,000	31,707
Comcast Corp.
2.937% 11/01/56	43,000	25,247
3.400% 7/15/46	41,000	29,192
3.969% 11/01/47	23,000	17,734
6.050% 5/15/55	69,000	70,456
Discovery Communications LLC
3.950% 3/20/28	45,000	43,004

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable LLC
6.750% 6/15/39	$27,000	$27,988
		274,799
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	61,228
BP Capital Markets PLC 5 yr. CMT + 4.036%
4.375% VRN (c) (d)	12,000	11,965
		73,193
Packaging & Containers — 0.1%
Berry Global, Inc.
1.570% 1/15/26	48,000	47,142
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	47,679
WRKCo, Inc.
3.000% 6/15/33	27,000	23,607
		118,428
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.700% 5/14/45	67,000	60,068
5.050% 3/15/34	68,000	69,235
5.400% 3/15/54	45,000	43,756
CVS Health Corp.
5.875% 6/01/53	17,000	16,243
6.125% 9/15/39	8,000	8,202
Eli Lilly & Co.
4.950% 2/27/63	33,000	29,981
		227,485
Pipelines — 0.7%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77 (c)	41,000	40,566
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78 (c)	27,000	26,557
Kinder Morgan, Inc.
3.250% 8/01/50	50,000	32,331
5.150% 6/01/30	12,000	12,252
5.850% 6/01/35	13,000	13,476
MPLX LP
1.750% 3/01/26	365,000	357,949
4.500% 4/15/38	27,000	23,880
5.650% 3/01/53	7,000	6,423
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	99,833
Williams Cos., Inc.
3.500% 10/15/51	45,000	30,844
5.800% 11/15/54	11,000	10,737
		654,848
Private Equity — 0.1%
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	97,838

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	$121,000	$106,937
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	65,754
5.150% 4/15/53	20,000	17,508
American Tower Corp.
1.600% 4/15/26	96,000	93,871
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	22,702
Crown Castle, Inc.
2.500% 7/15/31	88,000	76,787
3.700% 6/15/26	243,000	240,896
5.200% 2/15/49	11,000	9,825
Extra Space Storage LP
2.350% 3/15/32	65,000	55,150
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	77,996
Kimco Realty OP LLC
2.250% 12/01/31	58,000	50,228
Kite Realty Group LP
4.000% 10/01/26	110,000	109,030
4.950% 12/15/31	26,000	26,091
Mid-America Apartments LP
5.300% 2/15/32	68,000	70,255
NNN REIT, Inc.
5.600% 10/15/33	40,000	41,349
Prologis LP
4.875% 6/15/28	75,000	76,509
Public Storage Operating Co.
5.350% 8/01/53	14,000	13,436
Realty Income Corp.
4.850% 3/15/30	30,000	30,536
Regency Centers LP
5.250% 1/15/34	25,000	25,364
		1,103,287
Retail — 0.4%
McDonald’s Corp.
3.300% 7/01/25	100,000	100,000
5.450% 8/14/53	51,000	49,000
Starbucks Corp.
4.450% 8/15/49	86,000	70,329
Walmart, Inc.
4.350% 4/28/30	22,000	22,252
4.500% 4/15/53	67,000	58,682
4.900% 4/28/35	44,000	44,565
		344,828
Semiconductors — 0.2%
Broadcom, Inc.
5.200% 4/15/32	113,000	116,200
Micron Technology, Inc.
5.300% 1/15/31	33,000	33,794

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.650% 11/01/32	$18,000	$18,711
		168,705
Software — 0.4%
Autodesk, Inc.
5.300% 6/15/35	17,000	17,292
Intuit, Inc.
5.500% 9/15/53	48,000	47,656
Microsoft Corp.
2.921% 3/17/52	80,000	53,051
Oracle Corp.
3.600% 4/01/40	197,000	157,674
5.550% 2/06/53	15,000	14,106
Synopsys, Inc.
5.150% 4/01/35	41,000	41,326
5.700% 4/01/55	12,000	11,931
		343,036
Telecommunications — 0.4%
Cisco Systems, Inc.
5.050% 2/26/34	36,000	36,848
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	80,542
5.500% 1/15/55	36,000	34,129
6.000% 6/15/54	16,000	16,287
Verizon Communications, Inc.
3.700% 3/22/61	47,000	32,438
3.875% 2/08/29	180,000	177,752
		377,996
TOTAL CORPORATE DEBT (Cost $11,467,310)		10,609,328
Non-U.S. Government Agency Obligations — 3.5%
Automobile Asset-Backed Securities — 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	144,080
Enterprise Fleet Financing LLC
Series 2021-3, Class A3, 1.220% 8/20/27 (b)	93,925	93,487
Series 2024-4, Class A3, 4.560% 11/20/28 (b)	50,000	50,249
Fifth Third Auto Trust, Series 2023-1, Class A3
5.530% 8/15/28	120,688	121,618
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class A1
4.680% 11/15/28 (b)	100,000	100,204
Hyundai Auto Receivables Trust
Series 2021-C, Class A4, 1.030% 12/15/27	75,860	75,333
Series 2024-C, Class A3, 4.410% 5/15/29	62,000	62,238
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	58,402	57,733
		704,942
Commercial Mortgage-Backed Securities — 0.8%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (c) (e)	29,000	26,461
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	30,284

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (c) (e)	$24,330	$22,746
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	49,462
Benchmark Mortgage Trust, Series 2019-B9, Class AAB
3.933% 3/15/52	192,360	191,159
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.814% 5.126% FRN 9/15/36 (b) (c)	111,415	111,067
Series 2021-VOLT, Class C, 1 mo. USD Term SOFR + 1.214% 5.526% FRN 9/15/36 (b) (c)	96,883	96,429
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.911% 2/13/53	140,000	129,226
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (c) (e)	20,000	19,224
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (c) (e)	30,000	28,790
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,429
		714,277
Other Asset-Backed Securities — 0.3%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	125,122
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	27,117	27,047
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	83,616	79,389
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	84,599	80,327
		311,885
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (c) (e)	169,991	151,458
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	193,113	180,800
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (c) (e)	112,444	91,651
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (c) (e)	92,216	78,423
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	172,314	173,758
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (c) (e)	182,146	161,830
JP Morgan Mortgage Trust, Series 2022-8, Class A4A,
4.000% VRN 1/25/53 (b) (c) (e)	121,081	115,274
OBX Trust, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (c) (e)	179,243	160,712
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (c) (e)	191,601	169,319
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (c) (e)	209,444	186,627
		1,469,852
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,439,776)		3,200,956

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 11.2%
Pass-Through Securities — 11.2%
Federal Home Loan Mortgage Corp.
Pool #SD8212 2.500% 5/01/52	$665,428	$553,598
Pool #SD8174 3.000% 10/01/51	338,279	294,174
Pool #SD8242 3.000% 9/01/52	398,609	345,206
Pool #RA7484 4.000% 6/01/52	384,288	358,860
Pool #SD1351 4.500% 7/01/52	322,328	310,177
Pool #SD1628 5.000% 9/01/52	335,678	331,794
Pool #SD3386 5.500% 7/01/53	272,281	273,215
Pool #SD5060 5.500% 3/01/54	258,915	260,855
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	431,550	343,259
Pool #CB1782 2.000% 10/01/51	660,768	526,821
Pool #MA4437 2.000% 10/01/51	437,227	347,775
Pool #MA4562 2.000% 3/01/52	418,704	332,256
Pool #MA4361 2.500% 6/01/36	217,243	203,586
Pool #CB2074 2.500% 11/01/51	332,163	277,794
Pool #FS2635 2.500% 5/01/52	397,229	333,079
Pool #BO7245 3.000% 1/01/50	238,078	208,712
Pool #FS2600 3.000% 5/01/52	413,297	360,896
Pool #BU8819 3.500% 5/01/52	390,603	353,238
Pool #CB4891 4.500% 10/01/52	90,612	86,963
Pool #CB4404 5.000% 8/01/52	318,919	315,254
Pool #CB7100 5.000% 9/01/53	185,046	182,212
Pool #CB7859 5.500% 1/01/54	542,428	544,119
Government National Mortgage Association II, TBA
5.500% 7/20/54 (g)	200,000	200,199
6.000% 7/20/54 (g)	375,000	380,251
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/39 (g)	250,000	228,447
3.000% 7/01/54 (g)	200,000	172,938
3.500% 7/01/54 (g)	500,000	450,020
5.500% 7/01/54 (g)	400,000	399,843
6.000% 7/01/54 (g)	1,200,000	1,219,360
		10,194,901
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,676,782)		10,194,901
U.S. Treasury Obligations — 11.0%
U.S. Treasury Bonds & Notes — 11.0%
U.S. Treasury Bonds
2.250% 8/15/49	584,900	366,557
4.625% 2/15/55	421,600	410,271
4.750% 11/15/43	100,000	99,890
5.000% 5/15/45	859,800	883,044
U.S. Treasury Notes
2.750% 4/30/27	663,000	651,164
2.875% 4/30/29	622,000	602,910
3.500% 2/15/33	285,000	274,672
3.750% 6/30/27	529,600	529,931
3.875% 6/15/28	1,959,400	1,969,655
3.875% 6/30/30	1,073,500	1,077,608
4.000% 6/30/32	783,600	783,969

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 5/15/35	$1,122,100	$1,123,507
4.500% 11/15/33	215,000	220,770
4.625% 9/30/30	975,000	1,011,419
		10,005,367
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,223,105)		10,005,367
TOTAL BONDS & NOTES (Cost $35,806,973)		34,010,552
TOTAL LONG-TERM INVESTMENTS (Cost $83,018,299)		93,003,475
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (h)	582,696	582,696
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
4.169% 5/14/26 (i) (j)	29,000	28,021
TOTAL SHORT-TERM INVESTMENTS (Cost $610,687)		610,717
TOTAL INVESTMENTS — 103.1% (Cost $83,628,986) (k)		93,614,192
Other Assets/(Liabilities) — (3.1)%		(2,824,484)
NET ASSETS — 100.0%		$90,789,708

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $3,181,528 or 3.50% of net assets.
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Maturity value of $582,740. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $594,420.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/25	9	$1,869,786	$2,425
U.S. Treasury Note 5 Year	9/30/25	3	322,950	4,050
				$6,475
Short
U.S. Treasury Ultra 10 Year	9/19/25	7	$(782,073)	$(17,786)

MassMutual Disciplined Growth Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 12.5%
Alphabet, Inc. Class A	29,396	$5,180,457
Alphabet, Inc. Class C	26,831	4,759,551
DoubleVerify Holdings, Inc. (a)	20,944	313,532
Meta Platforms, Inc. Class A	13,972	10,312,593
Netflix, Inc. (a)	2,745	3,675,912
Reddit, Inc. Class A (a)	3,194	480,921
Roku, Inc. (a)	1,908	167,694
Spotify Technology SA (a)	794	609,268
		25,499,928
Consumer Discretionary — 12.5%
Amazon.com, Inc. (a)	51,602	11,320,963
Booking Holdings, Inc.	383	2,217,279
Carvana Co. (a)	2,740	923,270
Deckers Outdoor Corp. (a)	7,178	739,837
DoorDash, Inc., Class A (a)	2,336	575,847
Grand Canyon Education, Inc. (a)	3,662	692,118
Home Depot, Inc.	5,510	2,020,186
Lululemon Athletica, Inc. (a)	2,856	678,529
SharkNinja, Inc. (a)	7,870	779,051
Tesla, Inc. (a)	17,510	5,562,227
TopBuild Corp. (a)	68	22,014
		25,531,321
Consumer Staples — 1.5%
Costco Wholesale Corp.	2,137	2,115,502
PepsiCo, Inc.	6,142	810,990
Sprouts Farmers Market, Inc. (a)	285	46,922
		2,973,414
Financials — 9.5%
Affirm Holdings, Inc. (a)	3,100	214,334
Brown & Brown, Inc.	15,439	1,711,722
Citigroup, Inc.	1,880	160,026
Coinbase Global, Inc. Class A (a)	61	21,380
Corpay, Inc. (a)	1,575	522,616
Fiserv, Inc. (a)	3,397	585,677
Houlihan Lokey, Inc.	6,227	1,120,549
Marsh & McLennan Cos., Inc.	3,259	712,548
Mastercard, Inc. Class A	4,248	2,387,121
Moody's Corp.	4,889	2,452,273
Morningstar, Inc.	2,443	766,931
Progressive Corp.	6,205	1,655,866
Robinhood Markets, Inc. Class A (a)	682	63,856

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shift4 Payments, Inc. Class A (a) (b)	457	$45,293
Tradeweb Markets, Inc. Class A	4,625	677,100
Visa, Inc. Class A	17,501	6,213,730
		19,311,022
Health Care — 7.6%
AbbVie, Inc.	11,925	2,213,518
Boston Scientific Corp. (a)	1,629	174,971
Cardinal Health, Inc.	1,467	246,456
Cencora, Inc.	7,986	2,394,602
Chemed Corp.	544	264,890
Doximity, Inc. Class A (a)	6,735	413,125
Eli Lilly & Co.	5,471	4,264,809
Exelixis, Inc. (a)	9,713	428,100
Gilead Sciences, Inc.	1,736	192,470
Halozyme Therapeutics, Inc. (a)	14,510	754,810
Incyte Corp. (a)	6,146	418,542
Masimo Corp. (a)	903	151,903
ResMed, Inc.	8,130	2,097,540
Stryker Corp.	1,182	467,635
Veeva Systems, Inc. Class A (a)	1,561	449,537
Vertex Pharmaceuticals, Inc. (a)	1,379	613,931
		15,546,839
Industrials — 4.6%
Automatic Data Processing, Inc.	2,532	780,869
Broadridge Financial Solutions, Inc.	355	86,276
Comfort Systems USA, Inc.	4,004	2,146,985
EMCOR Group, Inc.	2,419	1,293,899
FTAI Aviation Ltd.	1,196	137,588
General Electric Co.	538	138,476
HEICO Corp. Class A	3,527	912,611
Howmet Aerospace, Inc.	1,237	230,243
Illinois Tool Works, Inc.	778	192,360
Paychex, Inc.	6,109	888,615
Paycom Software, Inc.	1,434	331,827
Trane Technologies PLC	1,749	765,030
Uber Technologies, Inc. (a)	12,260	1,143,858
Vertiv Holdings Co. Class A	3,112	399,612
		9,448,249
Information Technology — 51.1%
Adobe, Inc. (a)	3,996	1,545,973
Amphenol Corp. Class A	28,377	2,802,229
Apple, Inc.	98,673	20,244,739
AppLovin Corp. Class A (a)	4,196	1,468,936
Arista Networks, Inc. (a)	13,982	1,430,498
Astera Labs, Inc. (a)	2,793	252,543
Bentley Systems, Inc. Class B	2,341	126,344
Broadcom, Inc.	36,662	10,105,880
Cadence Design Systems, Inc. (a)	1,120	345,128
Dell Technologies, Inc. Class C	2,276	279,038
Dynatrace, Inc. (a)	17,267	953,311
Fair Isaac Corp. (a)	135	246,775
Fortinet, Inc. (a)	10,309	1,089,867
Intuit, Inc.	2,909	2,291,216

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KLA Corp.	1,902	$1,703,698
Microsoft Corp.	51,624	25,678,294
MicroStrategy, Inc. Class A (a)	312	126,120
NVIDIA Corp.	173,872	27,470,037
Oracle Corp.	10,067	2,200,948
Palantir Technologies, Inc. Class A (a)	15,890	2,166,125
Rubrik, Inc. Class A (a)	399	35,746
Salesforce, Inc.	1,812	494,114
Samsara, Inc. Class A (a)	2,871	114,208
Synopsys, Inc. (a)	1,526	782,350
Tyler Technologies, Inc. (a)	443	262,628
		104,216,745
Materials — 0.1%
Ecolab, Inc.	421	113,434
Utilities — 0.1%
NRG Energy, Inc.	1,241	199,280
TOTAL COMMON STOCK (Cost $144,837,519)		202,840,232
TOTAL EQUITIES (Cost $144,837,519)		202,840,232
TOTAL LONG-TERM INVESTMENTS (Cost $144,837,519)		202,840,232
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	40,905	40,905
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$2,007,889	2,007,889
TOTAL SHORT-TERM INVESTMENTS (Cost $2,048,794)		2,048,794
TOTAL INVESTMENTS — 100.5% (Cost $146,886,313) (e)		204,889,026
Other Assets/(Liabilities) — (0.5)%		(967,540)
NET ASSETS — 100.0%		$203,921,486

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $40,040 or 0.02% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Maturity value of $2,008,043. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $2,048,167.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Consumer Discretionary — 11.6%
AutoNation, Inc. (a)	49,309	$9,795,233
Champion Homes, Inc. (a)	45,766	2,865,409
Cheesecake Factory, Inc. (b)	65,678	4,115,384
Dorman Products, Inc. (a)	52,629	6,455,999
KB Home	109,613	5,806,201
Steven Madden Ltd.	120,826	2,897,407
Stride, Inc. (a)	43,703	6,345,239
Texas Roadhouse, Inc.	16,621	3,114,942
Visteon Corp. (a)	56,827	5,301,959
Wyndham Hotels & Resorts, Inc.	54,515	4,427,163
		51,124,936
Consumer Staples — 1.9%
BellRing Brands, Inc. (a)	83,564	4,840,862
Interparfums, Inc.	27,392	3,596,844
		8,437,706
Energy — 4.1%
Helmerich & Payne, Inc. (b)	229,291	3,476,052
Kodiak Gas Services, Inc.	126,872	4,347,903
Northern Oil & Gas, Inc. (b)	223,848	6,346,091
SM Energy Co. (b)	153,127	3,783,768
		17,953,814
Financials — 19.4%
Banc of California, Inc.	289,787	4,071,507
Bank of NT Butterfield & Son Ltd.	77,815	3,445,648
Berkshire Hills Bancorp, Inc.	102,348	2,562,794
BGC Group, Inc. Class A	469,951	4,807,599
Cathay General Bancorp	122,029	5,555,980
Columbia Banking System, Inc.	225,470	5,271,489
Definity Financial Corp.	105,105	6,126,076
DigitalBridge Group, Inc. (b)	325,909	3,373,158
Federated Hermes, Inc.	118,011	5,230,247
Marqeta, Inc. Class A (a) (b)	516,338	3,010,251
OceanFirst Financial Corp.	155,668	2,741,313
Pacific Premier Bancorp, Inc.	198,207	4,180,186
PennyMac Financial Services, Inc.	69,475	6,922,489
Skyward Specialty Insurance Group, Inc. (a)	54,224	3,133,605
Stifel Financial Corp.	39,428	4,091,838
United Community Banks, Inc.	111,073	3,308,865
Webster Financial Corp.	95,432	5,210,587
Wintrust Financial Corp.	69,330	8,595,533
WSFS Financial Corp.	69,802	3,839,110
		85,478,275

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 15.0%
Addus HomeCare Corp. (a)	26,450	$3,046,775
ADMA Biologics, Inc. (a)	361,534	6,583,534
Ascendis Pharma AS ADR (a)	24,046	4,150,340
BioLife Solutions, Inc. (a) (b)	143,789	3,097,215
Bridgebio Pharma, Inc. (a)	86,704	3,743,879
BrightSpring Health Services, Inc. (a) (b)	184,064	4,342,070
Caris Life Sciences, Inc. (a)	18,530	495,122
Collegium Pharmaceutical, Inc. (a)	96,795	2,862,228
Encompass Health Corp.	38,168	4,680,542
Guardant Health, Inc. (a)	104,337	5,429,697
Inspire Medical Systems, Inc. (a)	23,648	3,068,801
Integer Holdings Corp. (a)	39,007	4,796,691
LENZ Therapeutics, Inc. (a) (b)	24,464	717,040
Merus NV (a)	28,504	1,499,310
Repligen Corp. (a)	27,587	3,431,271
Soleno Therapeutics, Inc. (a)	26,677	2,234,999
Structure Therapeutics, Inc. ADR (a) (b)	39,834	826,157
Surgery Partners, Inc. (a) (b)	144,433	3,210,746
Tarsus Pharmaceuticals, Inc. (a)	59,103	2,394,262
Twist Bioscience Corp. (a)	98,564	3,626,170
Ultragenyx Pharmaceutical, Inc. (a)	54,984	1,999,218
		66,236,067
Industrials — 21.2%
AAR Corp. (a)	77,771	5,349,867
ABM Industries, Inc.	105,139	4,963,612
AGCO Corp. (b)	23,620	2,436,639
Air Lease Corp.	92,533	5,412,255
Allison Transmission Holdings, Inc.	59,813	5,681,637
ATI, Inc. (a)	39,034	3,370,196
Atmus Filtration Technologies, Inc.	110,531	4,025,539
CACI International, Inc. Class A (a)	5,848	2,787,742
Casella Waste Systems, Inc. Class A (a)	68,273	7,877,339
Enpro, Inc.	36,390	6,970,504
Esab Corp.	57,588	6,942,233
Federal Signal Corp.	39,398	4,192,735
Gates Industrial Corp. PLC (a)	227,396	5,236,930
Hayward Holdings, Inc. (a)	232,222	3,204,664
Hub Group, Inc. Class A	152,787	5,107,669
Korn Ferry	83,257	6,105,236
Upwork, Inc. (a)	255,750	3,437,280
WillScot Holdings Corp.	106,880	2,928,512
Zurn Elkay Water Solutions Corp.	203,381	7,437,643
		93,468,232
Information Technology — 13.6%
Allegro MicroSystems, Inc. (a) (b)	172,498	5,897,707
ASGN, Inc. (a)	75,423	3,765,870
Belden, Inc.	62,984	7,293,547
Informatica, Inc. Class A (a)	231,266	5,631,327
Itron, Inc. (a)	70,220	9,243,059
Lattice Semiconductor Corp. (a)	72,583	3,555,841

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	41,098	$5,888,933
MARA Holdings, Inc. (a) (b)	201,197	3,154,769
MKS, Inc. (b)	24,909	2,474,958
Progress Software Corp.	64,267	4,102,805
Silicon Laboratories, Inc. (a)	34,356	5,062,700
Unity Software, Inc. (a) (b)	165,765	4,011,513
		60,083,029
Materials — 3.8%
Commercial Metals Co.	122,372	5,985,215
Knife River Corp. (a) (b)	54,975	4,488,159
Silgan Holdings, Inc.	113,739	6,162,379
		16,635,753
Real Estate — 5.7%
American Healthcare REIT, Inc.	183,151	6,728,968
Essential Properties Realty Trust, Inc. (b)	202,274	6,454,563
Outfront Media, Inc.	341,234	5,568,939
Terreno Realty Corp. (b)	111,286	6,239,806
		24,992,276
Utilities — 2.4%
Chesapeake Utilities Corp.	45,873	5,514,852
Portland General Electric Co.	119,237	4,844,599
		10,359,451
TOTAL COMMON STOCK (Cost $380,011,881)		434,769,539
TOTAL EQUITIES (Cost $380,011,881)		434,769,539
TOTAL LONG-TERM INVESTMENTS (Cost $380,011,881)		434,769,539
Short-Term Investments — 2.0%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	3,861,669	3,861,669
	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$4,846,695	4,846,695
TOTAL SHORT-TERM INVESTMENTS (Cost $8,708,364)		8,708,364
TOTAL INVESTMENTS — 100.7% (Cost $388,720,245) (e)		443,477,903
Other Assets/(Liabilities) — (0.7)%		(2,889,666)
NET ASSETS — 100.0%		$440,588,237

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

Abbreviation Legend
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $48,944,672 or 11.11% of net assets. The Fund received $46,356,299 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)	Maturity value of $4,847,065. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $4,943,637.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.6%
Common Stock — 99.6%
Canada — 1.5%
Shopify, Inc. Class A (a)	21,273	$2,453,841
China — 3.0%
JD.com, Inc. ADR	112,777	3,681,041
Tencent Holdings Ltd.	18,800	1,207,470
		4,888,511
Denmark — 1.1%
Novo Nordisk AS Class B	25,512	1,780,176
France — 5.5%
Airbus SE	26,008	5,442,015
EssilorLuxottica SA	5,683	1,561,181
LVMH Moet Hennessy Louis Vuitton SE	4,137	2,169,657
		9,172,853
Germany — 5.3%
Allianz SE Registered	3,167	1,283,174
SAP SE	24,593	7,480,888
		8,764,062
India — 6.5%
DLF Ltd.	703,316	6,874,902
HDFC Bank Ltd.	38,179	889,998
ICICI Bank Ltd. Sponsored ADR	88,779	2,986,525
		10,751,425
Israel — 0.9%
Nice Ltd. Sponsored ADR (a) (b)	9,207	1,555,154
Italy — 1.6%
Brunello Cucinelli SpA	13,601	1,653,139
Ferrari NV	1,351	662,388
Moncler SpA	5,510	314,598
		2,630,125
Japan — 3.2%
Capcom Co. Ltd.	46,300	1,580,676
Hoya Corp.	6,100	724,161
Keyence Corp.	6,000	2,409,232
TDK Corp.	44,300	518,141
		5,232,210

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 2.5%
Adyen NV (a) (c)	1,325	$2,432,847
ASML Holding NV	516	413,134
BE Semiconductor Industries NV (b)	5,040	754,474
Universal Music Group NV	14,808	480,537
		4,080,992
Spain — 1.5%
Amadeus IT Group SA	28,508	2,411,727
Sweden — 1.6%
Assa Abloy AB Class B	34,008	1,063,423
Atlas Copco AB Class A	99,991	1,619,802
		2,683,225
Switzerland — 1.3%
Lonza Group AG Registered	3,078	2,199,250
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	1,552,558
United States — 63.2%
Alphabet, Inc. Class A	79,147	13,948,076
Amazon.com, Inc. (a)	12,910	2,832,325
Analog Devices, Inc.	22,432	5,339,265
ARM Holdings PLC ADR (a) (b)	6,905	1,116,815
Boston Scientific Corp. (a)	16,566	1,779,354
Broadcom, Inc.	13,842	3,815,547
Ecolab, Inc.	3,605	971,331
Eli Lilly & Co.	5,962	4,647,558
Equifax, Inc.	7,995	2,073,663
IDEXX Laboratories, Inc. (a)	1,267	679,543
Intuit, Inc.	7,350	5,789,080
Intuitive Surgical, Inc. (a)	4,625	2,513,271
IQVIA Holdings, Inc. (a)	4,371	688,826
Lam Research Corp.	12,750	1,241,085
Linde PLC (LIN US)	1,128	529,235
Marriott International, Inc. Class A	5,990	1,636,528
Marvell Technology, Inc.	59,155	4,578,597
Mastercard, Inc. Class A	2,168	1,218,286
Meta Platforms, Inc. Class A	20,486	15,120,512
Microsoft Corp.	10,040	4,993,996
Netflix, Inc. (a)	2,746	3,677,251
NVIDIA Corp.	44,882	7,090,907
Phathom Pharmaceuticals, Inc. (a) (b)	34,578	331,603
S&P Global, Inc.	12,909	6,806,787
ServiceNow, Inc. (a)	777	798,818
Spotify Technology SA (a)	2,253	1,728,817
Stryker Corp.	1,075	425,302
Synopsys, Inc. (a)	1,639	840,283
Thermo Fisher Scientific, Inc.	1,136	460,603
TJX Cos., Inc.	7,810	964,457

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	14,867	$5,278,528
Zoetis, Inc.	2,599	405,314
		104,321,563
TOTAL COMMON STOCK (Cost $93,411,033)		164,477,672
TOTAL EQUITIES (Cost $93,411,033)		164,477,672
TOTAL LONG-TERM INVESTMENTS (Cost $93,411,033)		164,477,672
Short-Term Investments — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (d)	1,453,595	1,453,595
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (e)	$1,137,609	1,137,609
TOTAL SHORT-TERM INVESTMENTS (Cost $2,591,204)		2,591,204
TOTAL INVESTMENTS — 101.2% (Cost $96,002,237) (f)		167,068,876
Other Assets/(Liabilities) — (1.2)%		(1,944,436)
NET ASSETS — 100.0%		$165,124,440

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,762,176 or 1.07% of net assets. The Fund received $368,861 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $2,432,847 or 1.47% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(e)	Maturity value of $1,137,696. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $1,160,541.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments
June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 97.8%
Australia — 1.0%
BHP Group Ltd. (a)	1,000	$24,035
Glencore PLC	27,400	106,692
Macquarie Group Ltd.	1,000	150,565
Santos Ltd.	32,000	160,995
Sonic Healthcare Ltd.	5,200	91,691
Whitehaven Coal Ltd. (a)	15,760	56,330
		590,308
Belgium — 2.1%
Anheuser-Busch InBev SA	2,500	171,884
KBC Group NV	10,356	1,065,195
		1,237,079
Canada — 5.7%
Canadian National Railway Co.	13,088	1,363,728
CCL Industries, Inc. Class B	1,600	93,303
Intact Financial Corp.	7,820	1,818,398
		3,275,429
China — 0.3%
Prosus NV (PRX NA)	3,000	168,051
Denmark — 0.1%
Novo Nordisk AS Class B	900	62,800
Rockwool AS Class B	300	14,036
		76,836
Finland — 2.2%
Kone OYJ Class B	19,121	1,259,291
France — 8.1%
Accor SA	2,926	153,074
Amundi SA (b)	1,292	104,732
AXA SA	19,763	971,377
Capgemini SE	7,201	1,232,519
Cie de Saint-Gobain SA	1,200	141,166
Edenred SE	2,700	83,742
FDJ UNITED (b)	200	7,849
LVMH Moet Hennessy Louis Vuitton SE	595	312,049
Rexel SA	1,500	46,289
Societe Generale SA	5,800	332,342
Sodexo SA	1,034	63,634
Teleperformance SE	800	77,679
TotalEnergies SE	2,900	178,371

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veolia Environnement SA	9,192	$327,904
Vinci SA	4,369	644,917
		4,677,644
Germany — 7.4%
Allianz SE Registered	360	145,861
BASF SE	900	44,392
CTS Eventim AG & Co. KGaA	300	37,360
Deutsche Boerse AG	536	174,898
Deutsche Post AG	3,100	143,299
Heidelberg Materials AG	1,100	258,438
Infineon Technologies AG	3,900	165,948
K&S AG Registered	1,211	22,197
Merck KGaA	9,832	1,273,252
SAP SE	1,100	334,607
Siemens AG Registered	960	246,216
Symrise AG	12,252	1,286,495
Zalando SE (b) (c)	4,699	154,711
		4,287,674
Hong Kong — 3.3%
AIA Group Ltd.	140,979	1,267,792
CK Asset Holdings Ltd.	29,500	130,221
Prudential PLC	40,868	513,075
		1,911,088
Ireland — 0.7%
AerCap Holdings NV	1,381	161,577
AIB Group PLC	29,400	241,871
		403,448
Israel — 0.3%
Check Point Software Technologies Ltd. (c)	690	152,662
Italy — 0.2%
Prysmian SpA	300	21,156
Ryanair Holdings PLC	3,500	99,021
		120,177
Japan — 16.9%
Canon, Inc. (a)	2,500	72,411
Chugai Pharmaceutical Co. Ltd.	22,611	1,181,958
Daikin Industries Ltd.	400	47,255
FANUC Corp.	4,300	116,968
Fujitsu Ltd.	13,600	330,426
Hitachi Ltd.	10,900	315,760
Hoya Corp.	10,837	1,286,514
Kao Corp. (a)	25,676	1,149,232
KDDI Corp.	50,838	873,414
Keyence Corp.	3,056	1,227,102
Kyocera Corp.	9,300	111,659
Nintendo Co. Ltd.	1,000	95,917
Olympus Corp.	8,500	100,857
ORIX Corp.	11,700	263,812
Panasonic Holdings Corp.	10,300	110,650

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rakuten Group, Inc. (c)	22,100	$121,639
Renesas Electronics Corp.	8,200	100,911
SBI Holdings, Inc.	6,900	239,721
Seven & i Holdings Co. Ltd.	18,600	299,988
Sony Group Corp.	48,910	1,275,060
Sumitomo Mitsui Financial Group, Inc.	10,100	253,207
Toyota Industries Corp.	1,600	180,281
		9,754,742
Luxembourg — 0.4%
ArcelorMittal SA	3,100	97,985
Eurofins Scientific SE	1,800	128,268
		226,253
Netherlands — 4.7%
ASML Holding NV	1,902	1,522,831
EXOR NV	400	40,339
Heineken Holding NV	1,600	119,332
Heineken NV	9,232	808,328
ING Groep NV	8,500	186,531
Koninklijke Philips NV	1,236	29,675
		2,707,036
Norway — 0.5%
Aker BP ASA	4,913	125,346
DNB Bank ASA	7,000	193,692
		319,038
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	3,500	155,171
Singapore — 0.3%
DBS Group Holdings Ltd.	5,910	208,973
Spain — 3.6%
Iberdrola SA	59,224	1,138,491
Industria de Diseno Textil SA	17,696	922,129
		2,060,620
Sweden — 3.7%
Assa Abloy AB Class B	33,306	1,041,471
Atlas Copco AB Class A	40,905	662,640
Boliden AB (c)	2,400	75,073
Essity AB Class B	5,500	152,315
Skandinaviska Enskilda Banken AB Class A	11,659	203,624
		2,135,123
Switzerland — 4.6%
Chocoladefabriken Lindt & Spruengli AG	64	1,076,836
Cie Financiere Richemont SA Registered Class A	900	170,209
Julius Baer Group Ltd.	1,200	80,972
Sika AG Registered	4,865	1,320,197
		2,648,214

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 15.5%
Ashtead Group PLC	1,500	$96,155
AstraZeneca PLC	7,145	996,426
Aviva PLC	13,758	116,966
BAE Systems PLC	40,637	1,052,061
Barratt Redrow PLC	10,300	64,524
Bunzl PLC	1,400	44,590
Burberry Group PLC (c)	400	6,508
CK Hutchison Holdings Ltd.	36,000	222,235
Compass Group PLC	35,846	1,214,110
DCC PLC	2,141	138,982
Diageo PLC	32,740	823,527
Inchcape PLC	13,856	138,103
Informa PLC	4,300	47,575
Kingfisher PLC	15,400	61,534
Legal & General Group PLC	37,800	132,133
Lloyds Banking Group PLC	263,300	277,280
London Stock Exchange Group PLC	3,911	571,470
Pearson PLC	4,961	73,018
Persimmon PLC	3,800	67,668
Reckitt Benckiser Group PLC	12,152	826,664
Smith & Nephew PLC	25,637	391,748
Tesco PLC	29,300	161,403
Unilever PLC (ULVR LN)	2,900	176,637
Unilever PLC (UNA NA)	19,811	1,207,921
Wise PLC Class A (c)	5,400	77,107
		8,986,345
United States — 15.9%
BP PLC	35,700	178,088
CNH Industrial NV	8,000	103,680
Experian PLC	29,184	1,503,459
GSK PLC	6,920	131,914
Linde PLC (LIN US)	3,158	1,481,670
Nestle SA Registered	10,307	1,023,710
Novartis AG Registered	9,622	1,164,022
Roche Holding AG	3,520	1,150,725
Sanofi SA	1,700	164,488
Schneider Electric SE	5,365	1,430,621
Shell PLC	19,291	676,011
Smurfit WestRock PLC	2,500	107,875
Tenaris SA	6,000	112,069
		9,228,332
TOTAL COMMON STOCK (Cost $49,486,571)		56,589,534
Preferred Stock — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 3.060%
	1,169	91,791

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $89,612)		$91,791
TOTAL EQUITIES (Cost $49,576,183)		56,681,325
TOTAL LONG-TERM INVESTMENTS (Cost $49,576,183)		56,681,325
Short-Term Investments — 1.6%
	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$945,886	945,886
TOTAL SHORT-TERM INVESTMENTS (Cost $945,886)		945,886
TOTAL INVESTMENTS — 99.6% (Cost $50,522,069) (e)		57,627,211
Other Assets/(Liabilities) — 0.4%		213,841
NET ASSETS — 100.0%		$57,841,052

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,272,382 or 2.20% of net assets. The Fund received $1,336,172 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $267,292 or 0.46% of net assets.
(c)	Non-income producing security.
(d)	Maturity value of $945,958. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $964,935.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 11 series, including the following 10 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (“Core Bond Fund”)

MassMutual Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual High Yield Fund (“High Yield Fund”)

MassMutual Balanced Fund (“Balanced Fund”)

MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

MassMutual International Equity Fund (“International Equity Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of June 30, 2025, for the Funds’ investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$65,196,600	$—	$65,196,600
Non-U.S. Government Agency Obligations	—	50,486,741	—	50,486,741
U.S. Government Agency Obligations and Instrumentalities	—	38,244	—	38,244
Short-Term Investments	735,080	30,351,628	—	31,086,708
Total Investments	$735,080	$146,073,213	$—	$146,808,293
Asset Derivatives
Futures Contracts	$309,705	$—	$—	$309,705
Liability Derivatives
Futures Contracts	$(393,511)	$—	$—	$(393,511)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$138,881,249	$—	$138,881,249
U.S. Government Agency Obligations and Instrumentalities	—	8,955,335	—	8,955,335
U.S. Treasury Obligations	—	45,504,743	—	45,504,743
Short-Term Investments	—	25,805,329	—	25,805,329
Total Investments	$—	$219,146,656	$—	$219,146,656
Asset Derivatives
Futures Contracts	$68,275	$—	$—	$68,275
Swap Agreements	—	3,048,001	—	3,048,001
Total	$68,275	$3,048,001	$—	$3,116,276
Liability Derivatives
Futures Contracts	$(195,755)	$—	$—	$(195,755)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$310,789,375	$—	$310,789,375
Non-U.S. Government Agency Obligations	—	166,877,652	—	166,877,652
Sovereign Debt Obligations	—	1,397,775	—	1,397,775
U.S. Government Agency Obligations and Instrumentalities	—	239,988,985	—	239,988,985
U.S. Treasury Obligations	—	49,953,129	—	49,953,129
Short-Term Investments	11,448,378	11,316,845	—	22,765,223
Total Investments	$11,448,378	$780,323,761	$—	$791,772,139
Asset Derivatives
Futures Contracts	$1,928,498	$—	$—	$1,928,498
Liability Derivatives
Futures Contracts	$(76,270)	$—	$—	$(76,270)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$28,288,248	$—	$28,288,248
Non-U.S. Government Agency Obligations	—	16,146,964	—	16,146,964
Sovereign Debt Obligations	—	136,790	—	136,790
U.S. Government Agency Obligations and Instrumentalities	—	16,537,553	—	16,537,553
U.S. Treasury Obligations	—	8,159,575	—	8,159,575
Preferred Stock	180,040	—	—	180,040
Warrants	—	—	3,491	3,491
Short-Term Investments	2,473,015	2,041,754	—	4,514,769
Total Investments	$2,653,055	$71,310,884	$3,491	$73,967,430
Asset Derivatives
Forward Contracts	$—	$78,792	$—	$78,792
Futures Contracts	170,054	—	—	170,054
Total	$170,054	$78,792	$—	$248,846
Liability Derivatives
Forward Contracts	$—	$(26,723)	$—	$(26,723)
Futures Contracts	(22,881)	—	—	(22,881)
Written Options	—	(16,770)	—	(16,770)
Total	$(22,881)	$(43,493)	$—	$(66,374)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$162,315	$—	$—	$162,315
Bank Loans	—	41,699,357	—	41,699,357
Corporate Debt	—	383,790,395	—	383,790,395
Exchange-Traded Funds	9,152,440	—	—	9,152,440
Short-Term Investments	40,868,033	21,993,276	—	62,861,309
Total Investments	$50,182,788	$447,483,028	$—	$497,665,816

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$58,992,923	$—	$—	$58,992,923
Corporate Debt	—	10,609,328	—	10,609,328
Non-U.S. Government Agency Obligations	—	3,200,956	—	3,200,956
U.S. Government Agency Obligations and Instrumentalities	—	10,194,901	—	10,194,901
U.S. Treasury Obligations	—	10,005,367	—	10,005,367
Short-Term Investments	—	610,717	—	610,717
Total Investments	$58,992,923	$34,621,269	$—	$93,614,192
Asset Derivatives
Futures Contracts	$6,475	$—	$—	$6,475
Liability Derivatives
Futures Contracts	$(17,786)	$—	$—	$(17,786)

Notes to Portfolio of Investments (Unaudited) (Continued)

Disciplined Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$202,840,232	$—	$—	$202,840,232
Short-Term Investments	40,905	2,007,889	—	2,048,794
Total Investments	$202,881,137	$2,007,889	$—	$204,889,026

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$434,769,539	$—	$—	$434,769,539
Short-Term Investments	3,861,669	4,846,695	—	8,708,364
Total Investments	$438,631,208	$4,846,695	$—	$443,477,903

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Canada	$2,453,841	$—	$—	$2,453,841
China	3,681,041	1,207,470	—	4,888,511
Denmark	—	1,780,176	—	1,780,176
France	—	9,172,853	—	9,172,853
Germany	—	8,764,062	—	8,764,062
India	2,986,525	7,764,900	—	10,751,425
Israel	1,555,154	—	—	1,555,154
Italy	—	2,630,125	—	2,630,125
Japan	—	5,232,210	—	5,232,210
Netherlands	—	4,080,992	—	4,080,992
Spain	—	2,411,727	—	2,411,727
Sweden	—	2,683,225	—	2,683,225
Switzerland	—	2,199,250	—	2,199,250
Taiwan	—	1,552,558	—	1,552,558
United States	104,321,563	—	—	104,321,563
Short-Term Investments	1,453,595	1,137,609	—	2,591,204
Total Investments	$116,451,719	$50,617,157	$—	$167,068,876

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$590,308	$—	$590,308
Belgium	—	1,237,079	—	1,237,079
Canada	3,275,429	—	—	3,275,429
China	—	168,051	—	168,051
Denmark	—	76,836	—	76,836
Finland	—	1,259,291	—	1,259,291
France	—	4,677,644	—	4,677,644
Germany	—	4,287,674	—	4,287,674
Hong Kong	—	1,911,088	—	1,911,088
Ireland	161,577	241,871	—	403,448
Israel	152,662	—	—	152,662
Italy	—	120,177	—	120,177
Japan	—	9,754,742	—	9,754,742
Luxembourg	—	226,253	—	226,253
Netherlands	—	2,707,036	—	2,707,036
Norway	—	319,038	—	319,038
Republic of Korea	—	155,171	—	155,171
Singapore	—	208,973	—	208,973
Spain	—	2,060,620	—	2,060,620
Sweden	—	2,135,123	—	2,135,123
Switzerland	—	2,648,214	—	2,648,214
United Kingdom	—	8,986,345	—	8,986,345
United States	1,693,225	7,535,107	—	9,228,332
Preferred Stock*
Germany	—	91,791	—	91,791
Short-Term Investments	—	945,886	—	945,886
Total Investments	$5,282,893	$52,344,318	$—	$57,627,211

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan, other than those disclosed below and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

Each of the Short-Duration Bond Fund and Global Fund invests a significant amount of its assets in foreign securities and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At June 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$148,442,636	$1,194,499	$(2,828,842)	$(1,634,343)
Inflation-Protected and Income Fund	222,329,904	1,278,714	(4,461,962)	(3,183,248)
Core Bond Fund	816,504,309	6,854,538	(31,586,708)	(24,732,170)
Diversified Bond Fund	76,457,223	782,566	(3,272,359)	(2,489,793)
High Yield Fund	496,432,199	8,207,436	(6,973,819)	1,233,617
Balanced Fund	83,628,986	13,187,576	(3,202,370)	9,985,206
Disciplined Growth Fund	146,886,313	59,803,351	(1,800,638)	58,002,713
Small Cap Opportunities Fund	388,720,245	80,287,897	(25,530,239)	54,757,658
Global Fund	96,002,237	73,660,280	(2,593,641)	71,066,639
International Equity Fund	50,522,069	8,855,373	(1,750,231)	7,105,142

4. New Accounting Pronouncements

In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

5. Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the U.S. Government Money Market Fund, Balanced Fund, Disciplined Growth Fund, and International Equity Fund (each, a “Fund”) will be dissolved. Effective on or about September 5, 2025 for the U.S. Government Money Market Fund and September 12, 2025 for each of the other Funds (collectively, the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

6. Upcoming Fund Merger

The respective Board of Trustees of the Selling Fund and the Acquiring Fund, as applicable, has approved the reorganization of the Selling Fund listed in the table below (the “Selling Fund”) with and into the Acquiring Fund listed in the table below (the “Acquiring Fund”). Subject to the satisfaction of certain conditions, the reorganization is expected to occur in September 2025. No shareholder approval is required to effect the reorganization of the Selling Fund into the Acquiring Fund. No assurance can be given that the reorganization will occur.

Selling Fund	Acquiring Fund
MassMutual Total Return Bond Fund (a series of MassMutual Select Funds)	Core Bond Fund (a series of MassMutual Premier Funds)

Under the terms of the proposed Agreement and Plan of Reorganization, the Selling Fund’s assets and liabilities would be transferred to the Acquiring Fund in return for shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate value of the assets that it receives from the Selling Fund, less the liabilities it assumes from the Selling Fund. The Acquiring Fund shares would be distributed pro rata to shareholders of the Selling Fund, in liquidation of the Selling Fund. Current shareholders of the Selling Fund would thus become shareholders of the Acquiring Fund and would receive shares of the Acquiring Fund with a value equal to their shares of the Selling Fund at the time of the reorganization. Assuming certain conditions are satisfied, the reorganization is expected to be a tax-free event for U.S. federal income tax purposes. More information about the Acquiring Fund and the definitive terms of the reorganization is included in the combined information statement/prospectus relating to the reorganization, which is available at https://www.massmutual.com/product-performance/mutual-funds.